UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3651
                                   --------------------------------------------

                           Touchstone Strategic Trust
-------------------------------------------------------------------------------

                           (Exact name of registrant as specified in charter)

         221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Patrick T. Bannigan, 221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   ----------------------------

Date of fiscal year end:   3/31/04
                        --------------------

Date of reporting period:  9/30/03
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report



                               [GRAPHIC OMITTED]






                                                  SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------






TOUCHSTONE EMERGING GROWTH FUND

TOUCHSTONE ENHANCED 30 FUND

TOUCHSTONE GROWTH OPPORTUNITIES FUND

TOUCHSTONE LARGE CAP GROWTH FUND

TOUCHSTONE SMALL CAP GROWTH FUND

TOUCHSTONE VALUE PLUS FUND

                   RESEARCH  o  DESIGN  o  SELECT  o  MONITOR


--------------------------------------------------------------------------------
                    CAPITAL APPRECIATION  o  TOTAL RETURN
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

                                                                           Page
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         3-6
--------------------------------------------------------------------------------
Statements of Operations                                                     7-8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         9-11
--------------------------------------------------------------------------------
Financial Highlights                                                       12-29
--------------------------------------------------------------------------------
Notes to Financial Statements                                              30-41
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Emerging Growth Fund                                                  42-46
--------------------------------------------------------------------------------
     Enhanced 30 Fund                                                      47-48
--------------------------------------------------------------------------------
     Growth Opportunities Fund                                             49-50
--------------------------------------------------------------------------------
     Large Cap Growth Fund                                                 51-52
--------------------------------------------------------------------------------
     Small Cap Growth Fund                                                 53-55
--------------------------------------------------------------------------------
     Value Plus Fund                                                       56-58
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

============================================================================================================
                                                         EMERGING                                 GROWTH
                                                          GROWTH            ENHANCED 30       OPPORTUNITIES
                                                           FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost ..................................          $  420,902,940      $    9,349,918      $  162,930,382
                                                      ======================================================
  At market value - including $33,397,467 and
    $14,032,409 of securities loaned for
    the Emerging Growth Fund and the Growth
    Opportunities Fund, respectively .......          $  480,597,690      $    9,459,200      $  151,818,493
Cash .......................................              30,283,621             352,908                 404
Dividends and interest receivable ..........                  72,994              13,442              24,696
Receivable for capital shares sold .........               5,183,870              72,398             302,218
Receivable for securities sold .............               4,695,371                  --                  --
Receivable from Adviser ....................                      --               4,431                  --
Other assets ...............................                  44,496              13,519              27,226
                                                      ------------------------------------------------------
TOTAL ASSETS ...............................             520,878,042           9,915,898         152,173,037
                                                      ------------------------------------------------------

LIABILITIES
Payable for securities loaned ..............              35,552,758                  --          14,541,900
Dividends payable ..........................                      --                 234                  --
Payable for securities purchased ...........               2,994,434                  --                  --
Payable for capital shares redeemed ........               1,129,982                 280             275,833
Payable to Adviser .........................                 305,433                  --             107,493
Payable to affiliates ......................                  56,863               7,081              46,775
Other accrued expenses and liabilities .....                 354,910              15,872             132,232
                                                      ------------------------------------------------------
TOTAL LIABILITIES ..........................              40,394,380              23,467          15,104,233
                                                      ------------------------------------------------------

NET ASSETS .................................          $  480,483,662      $    9,892,431      $  137,068,804
                                                      ======================================================

NET ASSETS CONSIST OF:
Paid-in capital ............................          $  454,856,188      $   11,524,953      $  215,811,668
Accumulated net investment income (loss) ...              (2,669,290)                 --          (1,008,179)
Accumulated net realized losses from
  security transactions ....................             (31,397,986)         (1,741,804)        (64,622,796)
Net unrealized appreciation (depreciation)
  on investments ...........................              59,694,750             109,282         (13,111,889)
                                                      ------------------------------------------------------

NET ASSETS .................................          $  480,483,662      $    9,892,431      $  137,068,804
                                                      ======================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ..          $  271,366,373      $    7,345,284      $  107,611,503
                                                      ======================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................              14,830,809             908,207           6,870,560
                                                      ======================================================
Net asset value and redemption
  price per share ..........................          $        18.30      $         8.09      $        15.66
                                                      ======================================================
Maximum offering price per share ...........          $        19.42      $         8.58      $        16.62
                                                      ======================================================

                                                                               3

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
============================================================================================================
                                                         EMERGING                                 GROWTH
                                                          GROWTH            ENHANCED 30       OPPORTUNITIES
                                                           FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ..          $   45,686,116      $    1,152,599      $    3,122,185
                                                      ======================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................               2,699,618             143,092             208,060
                                                      ======================================================
Net asset value, offering price and
  redemption price per share ...............          $        16.92      $         8.05      $        15.01
                                                      ======================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ..          $  163,431,173      $    1,394,548      $   26,335,116
                                                      ======================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................               9,648,804             172,271           1,748,558
                                                      ======================================================
Net asset value, offering price and
  redemption price per share ...............          $        16.94      $         8.10      $        15.06
                                                      ======================================================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

============================================================================================================
                                                        LARGE CAP           SMALL CAP           VALUE PLUS
                                                       GROWTH FUND         GROWTH FUND             FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost ..................................          $   39,182,613      $   40,155,879      $   54,609,430
                                                      ======================================================
  At market value - Including $6,771,341 of
  securities loaned for the Small Cap
  Growth Fund ..............................          $   38,984,352      $   49,356,376      $   54,943,321
Cash .......................................                     967           1,712,077           2,851,822
Dividends and interest receivable ..........                  29,181              29,284              65,920
Receivable for capital shares sold .........                  13,487             479,320              18,701
Receivable for securities sold .............                      --             414,009                  --
Other assets ...............................                  29,347              26,141              13,707
                                                      ------------------------------------------------------
TOTAL ASSETS ...............................              39,057,334          52,017,207          57,893,471
                                                      ------------------------------------------------------

LIABILITIES
Payable for securities loaned ..............                      --           7,074,596                  --
Dividends payable ..........................                      --                  --               9,351
Payable for securities purchased ...........                      --           1,351,884             192,836
Payable for capital shares redeemed ........                   6,659              50,681              30,698
Payable to Adviser .........................                  23,100              44,282              35,369
Payable to affiliates ......................                   9,405               7,993              10,446
Other accrued expenses and liabilities .....                  37,527              45,875              48,658
                                                      ------------------------------------------------------
TOTAL LIABILITIES ..........................                  76,691           8,575,311             327,358
                                                      ------------------------------------------------------

NET ASSETS .................................          $   38,980,643      $   43,441,896      $   57,566,113
                                                      ======================================================

NET ASSETS CONSIST OF:
Paid-in capital ............................          $   74,552,604      $   33,852,067      $   73,964,391
Accumulated net investment income (loss) ...                 (75,558)           (231,933)             84,216
Accumulated net realized gains (losses) from
  security transactions ....................             (35,298,142)            621,265         (16,816,385)
Net unrealized appreciation (depreciation)
  on investments ...........................                (198,261)          9,200,497             333,891
                                                      ------------------------------------------------------

NET ASSETS .................................          $   38,980,643      $   43,441,896      $   57,566,113
                                                      ======================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ..          $   37,803,265      $   30,732,924      $   55,203,237
                                                      ======================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................               4,152,030           2,179,906           6,250,366
                                                      ======================================================
Net asset value and redemption price per
  share ....................................          $         9.10      $        14.10      $         8.83
                                                      ======================================================
Maximum offering price per share ...........          $         9.66      $        14.96      $         9.37
                                                      ======================================================

See accompanying notes to financial statements.

                                                                               5

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
============================================================================================================
                                                        LARGE CAP           SMALL CAP           VALUE PLUS
                                                       GROWTH FUND         GROWTH FUND             FUND
------------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ..          $      168,578      $    4,638,153      $      612,502
                                                      ======================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................                  19,779             330,657              72,152
                                                      ======================================================
Net asset value, offering price and
  redemption price per share ...............          $         8.52      $        14.03      $         8.49
                                                      ======================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ..          $    1,008,800      $    8,070,819      $    1,750,374
                                                      ======================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................                 118,577             575,658             205,114
                                                      ======================================================
Net asset value, offering price and
  redemption price per share ...............          $         8.51      $        14.02      $         8.53
                                                      ======================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

============================================================================================================
                                                         EMERGING                                 GROWTH
                                                          GROWTH            ENHANCED 30       OPPORTUNITIES
                                                           FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ..................................          $      800,476      $       76,793      $      225,973
Interest ...................................                  69,287                 339              16,312
                                                      ------------------------------------------------------
TOTAL INVESTMENT INCOME ....................                 869,763              77,132             242,285
                                                      ------------------------------------------------------

EXPENSES
Investment advisory fees ...................               1,546,380              29,949             593,690
Distribution expenses, Class A .............                 270,183               8,896             126,083
Distribution expenses, Class B .............                 184,527               4,975              14,740
Distribution expenses, Class C .............                 667,717               6,185             129,028
Transfer agent fees, Class A ...............                 159,147               6,000             106,657
Transfer agent fees, Class B ...............                  39,601               6,000               6,246
Transfer agent fees, Class C ...............                 100,255               6,000              65,302
Sponsor fees ...............................                 386,599               9,349                  --
Postage and supplies .......................                 178,471               4,645              90,793
Custodian fees .............................                  35,819               4,638              17,158
Accounting services fees ...................                  33,500              19,500              25,500
Administration fees ........................                  91,791               2,929              34,911
Reports to shareholders ....................                  16,184               1,221              12,979
Registration fees, Class A .................                  10,262               3,669               6,785
Registration fees, Class B .................                   6,263               3,487               4,656
Registration fees, Class C .................                  10,214               4,127               5,698
Professional fees ..........................                   6,110               3,312               4,884
Trustees' fees and expenses ................                   3,828               3,831               3,760
Other expenses .............................                   7,899                 557               1,594
                                                      ------------------------------------------------------
TOTAL EXPENSES .............................               3,754,750             129,270           1,250,464
Sponsor fees waived ........................                (215,697)             (9,349)                 --
Fees waived and/or expenses reimbursed
  by the Adviser ...........................                      --             (64,878)                 --
                                                      ------------------------------------------------------
NET EXPENSES ...............................               3,539,053              55,043           1,250,464
                                                      ------------------------------------------------------

NET INVESTMENT INCOME (LOSS) ...............              (2,669,290)             22,089          (1,008,179)
                                                      ------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from
  security transactions ....................              15,851,935             (80,215)         (1,321,588)
Net change in unrealized appreciation/
  depreciation on investments ..............              85,733,460           1,690,753          26,802,529
                                                      ------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS ...........................             101,585,395           1,610,538          25,480,941
                                                      ------------------------------------------------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................          $   98,916,105      $    1,632,627      $   24,472,762
                                                      ======================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

============================================================================================================
                                                        LARGE CAP           SMALL CAP           VALUE PLUS
                                                       GROWTH FUND         GROWTH FUND             FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ..................................          $      168,317      $       58,599      $      573,134
Interest ...................................                   4,204              46,034               3,046
                                                      ------------------------------------------------------
TOTAL INVESTMENT INCOME ....................                 172,521             104,633             576,180
                                                      ------------------------------------------------------

EXPENSES
Investment advisory fees ...................                 144,756             194,635             209,844
Distribution expenses, Class A .............                  46,808              28,162              67,103
Distribution expenses, Class B .............                     587              15,217               2,643
Distribution expenses, Class C .............                   5,116              27,844               8,737
Sponsor fees ...............................                      --              31,142              55,959
Accounting services fees ...................                  19,500              19,500              22,500
Transfer agent fees, Class A ...............                  10,839               6,344              18,104
Transfer agent fees, Class B ...............                   6,000               6,000               6,000
Transfer agent fees, Class C ...............                   6,000               6,000               6,000
Registration fees, Class A .................                   4,402               8,639               4,340
Registration fees, Class B .................                   3,819               8,870               3,496
Registration fees, Class C .................                   3,467               8,805               3,366
Custodian fees .............................                   8,607              12,684               9,485
Postage and supplies .......................                  13,914               8,796              13,395
Reports to shareholders ....................                   2,859               1,424               2,856
Administration fees ........................                  12,185               8,564              15,388
Professional fees ..........................                   8,139               3,789               4,264
Trustees' fees and expenses ................                   3,793               3,829               3,794
Other expenses .............................                     274               2,626               3,273
                                                      ------------------------------------------------------
TOTAL EXPENSES .............................                 301,065             402,870             460,547
Sponsor fees waived ........................                      --             (31,142)            (55,959)
Fees waived and/or expenses reimbursed
  by the Adviser ...........................                 (52,986)            (35,162)            (33,374)
                                                      ------------------------------------------------------
NET EXPENSES ...............................                 248,079             336,566             371,214
                                                      ------------------------------------------------------

NET INVESTMENT INCOME (LOSS) ...............                 (75,558)           (231,933)            204,966
                                                      ------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from
  security transactions ....................                (203,384)          1,668,950          (1,790,822)
Net change in unrealized appreciation/
  depreciation on investments ..............               4,878,383           8,578,769          10,679,586
                                                      ------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS ...........................               4,674,999          10,247,719           8,888,764
                                                      ------------------------------------------------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................          $    4,599,441      $   10,015,786      $    9,093,730
                                                      ======================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================================
                                                             EMERGING GROWTH FUND                    ENHANCED 30 FUND
------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS                            SIX MONTHS
                                                           ENDED               YEAR              ENDED               YEAR
                                                         SEPT. 30,             ENDED            SEPT. 30,            ENDED
                                                            2003             MARCH 31,            2003             MARCH 31,
                                                        (UNAUDITED)            2003            (UNAUDITED)           2003
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ............              $   (2,669,290)    $   (3,683,881)    $       22,089     $       63,336
Net realized gains (losses) from
  security transactions .................                  15,851,935        (47,063,902)           (80,215)        (1,537,329)
Net change in unrealized appreciation/
  depreciation on investments ...........                  85,733,460        (45,404,160)         1,690,753         (1,241,619)
                                                       -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS ............                  98,916,105        (96,151,943)         1,632,627         (2,715,612)
                                                       -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .....                          --                 --            (22,089)           (70,665)
From net investment income, Class B .....                          --                 --                 --               (254)
From net investment income, Class C .....                          --                 --                 --               (977)
From net realized gains on
  security transactions, Class A ........                         (11)        (2,200,015)                --                 --
From net realized gains on
  security transactions, Class B ........                          --           (368,104)                --                 --
From net realized gains on
  security transactions, Class C ........                          --         (1,412,057)                --                 --
                                                       -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS .......................                         (11)        (3,980,176)           (22,089)           (71,896)
                                                       -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...............                 110,609,982        153,227,453            344,498          2,116,692
Reinvested distributions ................                          --          1,662,500             21,666             67,181
Payments for shares redeemed ............                 (45,513,997)      (112,900,182)          (378,261)        (1,431,828)
                                                       -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A  SHARE TRANSACTIONS ......                  65,095,985         41,989,771            (12,097)           752,045
                                                       -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...............                  11,631,399         23,072,337            371,071            510,318
Reinvested distributions ................                          --            281,399                 --                177
Payments for shares redeemed ............                  (2,042,429)        (4,171,405)          (102,315)          (370,643)
                                                       -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
  SHARE TRANSACTIONS ....................                   9,588,970         19,182,331            268,756            139,852
                                                       -----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ...............                  40,497,683         82,033,404            392,800            936,253
Reinvested distributions ................                          --            795,733                 --                648
Payments for shares redeemed ............                 (10,831,050)       (19,116,468)          (126,156)          (603,826)
                                                       -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS ............                  29,666,633         63,712,669            266,644            333,075
                                                       -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .                 203,267,682         24,752,652          2,133,841         (1,562,536)

NET ASSETS
Beginning of period .....................                 277,215,980        252,463,328          7,758,590          9,321,126
                                                       -----------------------------------------------------------------------
End of period ...........................              $  480,483,662     $  277,215,980     $    9,892,431     $    7,758,590
                                                       =======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================================
                                                          GROWTH OPPORTUNITIES FUND                LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS                            SIX MONTHS
                                                           ENDED               YEAR              ENDED               YEAR
                                                         SEPT. 30,             ENDED            SEPT. 30,            ENDED
                                                            2003             MARCH 31,            2003             MARCH 31,
                                                        (UNAUDITED)            2003            (UNAUDITED)           2003
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss .....................              $   (1,008,179)    $   (1,981,977)    $      (75,558)    $     (331,606)
Net realized losses from
  security transactions .................                  (1,321,588)       (26,776,581)          (203,384)       (17,826,641)
Net change in unrealized appreciation/
  depreciation on investments ...........                  26,802,529        (20,227,956)         4,878,383         (3,787,802)
                                                       -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS .......................                  24,472,762        (48,986,514)         4,599,441        (21,946,049)
                                                       -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...............                  27,698,873         61,144,588          1,815,938          4,505,442
Payments for shares redeemed ............                 (23,293,055)       (63,343,223)        (1,965,917)       (17,162,070)
                                                       -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .......                   4,405,818         (2,198,635)          (149,979)       (12,656,628)
                                                       -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...............                     282,862            948,542             85,898             67,768
Payments for shares redeemed ............                    (197,818)          (696,286)            (3,037)            (7,791)
                                                       -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
  SHARE TRANSACTIONS ....................                      85,044            252,256             82,861             59,977
                                                       -----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ...............                   1,975,572          3,276,197             64,701            259,541
Payments for shares redeemed ............                  (2,532,925)        (9,818,401)          (162,443)          (535,013)
                                                       -----------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS .......                    (557,353)        (6,542,204)           (97,742)          (275,472)
                                                       -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .                  28,406,271        (57,475,097)         4,434,581        (34,818,172)

NET ASSETS
Beginning of period .....................                 108,662,533        166,137,630         34,546,062         69,364,234
                                                       -----------------------------------------------------------------------
End of period ...........................              $  137,068,804     $  108,662,533     $   38,980,643     $   34,546,062
                                                       =======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================================
                                                                   SMALL CAP                            VALUE PLUS
                                                                  GROWTH FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS                            SIX MONTHS
                                                           ENDED               YEAR              ENDED               YEAR
                                                         SEPT. 30,             ENDED            SEPT. 30,            ENDED
                                                            2003             MARCH 31,            2003             MARCH 31,
                                                        (UNAUDITED)           2003(A)          (UNAUDITED)           2003
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ............              $     (231,933)    $     (120,954)    $      204,966     $      358,000
Net realized gains (losses) from
  security transactions .................                   1,668,950         (1,047,685)        (1,790,822)       (14,294,879)
Net change in unrealized appreciation/
  depreciation on investments ...........                   8,578,769            621,728         10,679,586        (10,053,000)
                                                       -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS .......................                  10,015,786           (546,911)         9,093,730        (23,989,879)
                                                       -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .....                          --                 --           (200,347)          (290,370)
From net investment income, Class B .....                          --                 --             (1,118)            (2,133)
From net investment income, Class C .....                          --                 --             (3,497)                --
                                                       -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .........                          --                 --           (204,962)          (292,503)
                                                       -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...............                   9,994,776         16,109,642          2,640,298          6,839,769
Reinvested distributions ................                          --                 --            198,205            287,400
Payments for shares redeemed ............                  (1,819,711)          (485,209)        (2,284,792)       (30,766,383)
                                                       -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .......                   8,175,065         15,624,433            553,711        (23,639,214)
                                                       -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...............                   2,482,957          1,485,272            202,877            349,616
Reinvested distributions ................                          --                 --                978              1,748
Payments for shares redeemed ............                    (183,902)           (46,685)           (33,500)           (18,628)
                                                       -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS B SHARE TRANSACTIONS ............                   2,299,055          1,438,587            170,355            332,736
                                                       -----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ...............                   3,855,275          3,452,483             95,573            274,722
Reinvested distributions ................                          --                 --              3,109                 --
Payments for shares redeemed ............                    (560,211)          (311,666)          (137,441)          (585,691)
                                                       -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS ............                   3,295,064          3,140,817            (38,759)          (310,969)
                                                       -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .                  23,784,970         19,656,926          9,574,075        (47,899,829)

NET ASSETS
Beginning of period .....................                  19,656,926                 --         47,992,038         95,891,867
                                                       -----------------------------------------------------------------------
End of period ...........................              $   43,441,896     $   19,656,926     $   57,566,113     $   47,992,038
                                                       =======================================================================

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

See accompanying notes to financial statements.

EMERGING GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS                                    THREE
                                ENDED             YEAR         YEAR         MONTHS            YEAR          YEAR          YEAR
                              SEPT. 30,          ENDED         ENDED        ENDED             ENDED         ENDED         ENDED
                                 2003          MARCH 31,     MARCH 31,     MARCH 31,         DEC. 31,      DEC. 31,      DEC. 31,
                             (UNAUDITED)          2003          2002        2001(A)            2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period .......  $  13.89         $  19.52      $  15.96      $  17.93         $  16.96      $  13.40      $  13.85
                               --------------------------------------------------------------------------------------------------

Income (loss) from
investment operations:
  Net investment loss .......     (0.08)           (0.14)        (0.14)           --            (0.06)        (0.09)        (0.04)
  Net realized and unrealized
    gains (losses) on
    investments .............      4.49            (5.29)         3.76         (1.97)            4.16          6.18          0.37
                               --------------------------------------------------------------------------------------------------
Total from investment
  operations ................      4.41            (5.43)         3.62         (1.97)            4.10          6.09          0.33
                               --------------------------------------------------------------------------------------------------

Distributions from
  net realized gains ........        --            (0.20)        (0.06)           --            (3.13)        (2.53)        (0.78)
                               --------------------------------------------------------------------------------------------------

Net asset value at
  end of period .............  $  18.30         $  13.89      $  19.52      $  15.96         $  17.93      $  16.96      $  13.40
                               ==================================================================================================

Total return(B) .............    31.75%(C)       (27.90%)       22.72%       (10.99%)(C)       25.92%        45.85%         2.57%
                               ==================================================================================================

Net assets at end of
  period (000's) ............  $271,367         $153,247      $169,781      $ 19,141         $ 15,304      $ 10,743      $  8,335
                               ==================================================================================================

Ratio of net expenses to
  average net assets ........     1.50%(D)         1.50%         1.50%         1.50%(D)         1.50%         1.50%         1.50%

Ratio of net investment loss to
  average net assets ........    (1.06%)(D)       (1.07%)       (1.02%)       (0.10%)(D)       (0.40%)       (0.66%)       (0.41%)

Portfolio turnover ..........       70%(D)           62%           73%           68%(D)           98%           97%           78%

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

EMERGING GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
=============================================================================================
                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED               YEAR          PERIOD
                                                SEPT. 30,            ENDED           ENDED
                                                   2003            MARCH 31,       MARCH 31,
                                               (UNAUDITED)            2003          2002(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    12.53         $    18.25      $    16.45
                                                ---------------------------------------------

Income (loss) from investment operations:
  Net investment loss ......................         (0.12)             (0.14)          (0.09)
  Net realized and unrealized gains (losses)
    on investments .........................          4.51              (5.38)           1.95
                                                ---------------------------------------------
Total from investment operations ...........          4.39              (5.52)           1.86
                                                ---------------------------------------------

Distributions from net realized gains ......            --              (0.20)          (0.06)
                                                ---------------------------------------------

Net asset value at end of period ...........    $    16.92         $    12.53      $    18.25
                                                =============================================

Total return(B) ............................        35.04%(C)         (30.34%)         11.35%(C)
                                                =============================================

Net assets at end of period (000's) ........    $   45,686         $   26,226      $   15,335
                                                =============================================
Ratio of net expenses to average net assets          2.25%(D)           2.25%           2.25%(D)

Ratio of net investment loss to average
  net assets ...............................        (1.78%)(D)         (1.77%)         (1.90%)(D)

Portfolio turnover rate ....................           70%(D)             62%             73%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

EMERGING GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS                                     THREE
                                            ENDED             YEAR         YEAR          MONTHS            YEAR          YEAR
                                          SEPT. 30,          ENDED         ENDED         ENDED            ENDED         ENDED
                                             2003          MARCH 31,     MARCH 31,      MARCH 31,        DEC. 31,      DEC. 31,
                                         (UNAUDITED)          2003          2002        2001(A)            2000        1999(B)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period ...........................    $  12.55         $  18.26      $  15.01      $  16.87         $  16.29      $  13.04
                                           ------------------------------------------------------------------------------------

Income (loss) from investment
operations:
  Net investment income (loss) ........       (0.12)           (0.13)         0.01         (0.02)           (0.17)        (0.19)
  Net realized and unrealized gains
    (losses) on investments ...........        4.51            (5.38)         3.30         (1.84)            3.88          5.97
                                           ------------------------------------------------------------------------------------
Total from investment operations ......        4.39            (5.51)         3.31         (1.86)            3.71          5.78
                                           ------------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment
    income ............................          --               --            --            --            (3.13)        (2.53)
  Distributions from net realized gains          --            (0.20)        (0.06)           --               --            --
                                           ------------------------------------------------------------------------------------
Total distributions ...................          --            (0.20)        (0.06)           --            (3.13)        (2.53)
                                           ------------------------------------------------------------------------------------

Net asset value at end of period ......    $  16.94         $  12.55      $  18.26      $  15.01         $  16.87      $  16.29
                                           ====================================================================================

Total return(C) .......................      34.98%(D)       (30.27%)       22.09%       (11.03%)(D)       24.58%        44.86%
                                           ====================================================================================

Net assets at end of period (000's) ...    $163,431         $ 97,743      $ 67,347      $  7,600         $  5,466      $  3,964
                                           ====================================================================================

Ratio of net expenses to
  average net assets ..................       2.25%(E)         2.25%         2.25%         2.25%(E)         2.25%         2.25%

Ratio of net investment loss to
  average net assets ..................      (1.78%)(E)       (1.77%)       (1.61%)       (0.63%)(E)       (1.15%)       (1.41%)

Portfolio turnover ....................         70%(E)           62%           73%           68%(E)           98%           97%

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.
(B) Represents the period from the commencement of operations (January 1, 1999) through December 31, 1999.
(C)  Total returns shown exclude the effect of applicable sales loads.
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

ENHANCED 30 FUND-CLASS A
FINANCIAL HIGHLIGHTS
============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED               YEAR            YEAR          PERIOD
                                               SEPT. 30,            ENDED           ENDED           ENDED
                                                  2003            MARCH 31,       MARCH 31,       MARCH 31,
                                              (UNAUDITED)            2003            2002          2001(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....    $     6.71         $     9.19      $     8.90      $    10.00
                                               -------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income ...................          0.02               0.06            0.06            0.05
  Net realized and unrealized gains
    (losses) on investments ...............          1.38              (2.46)           0.28           (1.10)
                                               -------------------------------------------------------------
Total from investment operations ..........          1.40              (2.40)           0.34           (1.05)
                                               -------------------------------------------------------------

Dividends from net investment income ......         (0.02)             (0.08)          (0.05)          (0.05)
                                               -------------------------------------------------------------

Net asset value at end of period ..........    $     8.09         $     6.71      $     9.19      $     8.90
                                               =============================================================

Total return(B) ...........................        20.93%(C)         (26.19%)          3.86%         (10.57%)(C)
                                               =============================================================

Net assets at end of period (000's) .......    $    7,345         $    6,109      $    7,561      $    6,208
                                               =============================================================

Ratio of net expenses to average net assets         1.00%(D)           1.00%           1.00%           1.00%(D)

Ratio of net investment income to
  average net assets ......................         0.65%(D)           0.90%           0.70%           0.54%(D)

Portfolio turnover rate ...................            4%(D)             29%              9%              3%(D)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

ENHANCED 30 FUND-CLASS B
FINANCIAL HIGHLIGHTS
=============================================================================================
                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED               YEAR           PERIOD
                                                SEPT. 30,            ENDED           ENDED
                                                   2003            MARCH 31,       MARCH 31,
                                               (UNAUDITED)            2003          2002(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $     6.69         $     9.13      $     9.50
                                                =============================================

Income (loss) from investment operations:
  Net investment income ....................            --(B)            0.01            0.02
  Net realized and unrealized gains
    (losses) on investments ................          1.36              (2.45)          (0.37)
                                                ---------------------------------------------
Total from investment operations ...........          1.36              (2.44)          (0.35)
                                                ---------------------------------------------

Dividends from net investment income .......            --                 --(B)        (0.02)
                                                ---------------------------------------------

Net asset value at end of period ...........    $     8.05         $     6.69      $     9.13
                                                =============================================

Total return(C) ............................        20.33%(D)         (26.70%)         (3.60%)(D)
                                                =============================================

Net assets at end of period (000's) ........    $    1,153         $      729      $      860
                                                =============================================
Ratio of net expenses to average net
  assets ...................................         1.75%(E)           1.75%           1.75%(E)

Ratio of net investment income (loss) to
  average net assets .......................        (0.09%)(E)          0.18%           0.03%(E)

Portfolio turnover rate ....................            4%(E)             29%              9%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.
(B)  Amount rounds to less than $0.01 per share.
(C)  Total returns shown exclude the effect of applicable sales loads.
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

ENHANCED 30 FUND-CLASS C
FINANCIAL HIGHLIGHTS
============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED               YEAR            YEAR           PERIOD
                                               SEPT. 30,            ENDED           ENDED           ENDED
                                                  2003            MARCH 31,       MARCH 31,       MARCH 31,
                                              (UNAUDITED)            2003            2002          2001(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....    $     6.72         $     9.13      $     8.88      $    10.00
                                               -------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income ...................            --(B)            0.01            0.01            0.01
  Net realized and unrealized gains
    (losses) on investments ...............          1.38              (2.41)           0.25           (1.12)
                                               -------------------------------------------------------------
Total from investment operations ..........          1.38              (2.40)           0.26           (1.11)
                                               -------------------------------------------------------------

Dividends from net investment income ......            --              (0.01)          (0.01)          (0.01)
                                               -------------------------------------------------------------

Net asset value at end of period ..........    $     8.10         $     6.72      $     9.13      $     8.88
                                               =============================================================

Total return(C) ...........................        20.54%(D)         (26.32%)          3.00%         (11.12%)(D)
                                               =============================================================

Net assets at end of period (000's) .......    $    1,394         $      920      $      900      $      128
                                               =============================================================

Ratio of net expenses to average net assets         1.75%(E)           1.74%           1.75%           1.73%(E)

Ratio of net investment income (loss) to
  average net assets ......................        (0.09%)(E)          0.18%          (0.05%)         (0.46%)(E)

Portfolio turnover rate ...................            4%(E)             29%              9%              3%(E)

(A) Represents the period from the commencement of operations (May 16, 2000) through March 31, 2001.
(B)  Amount rounds to less than $0.01 per share.
(C)  Total returns shown exclude the effect of applicable sales loads.
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND-CLASS A
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          SEPT. 30,                                YEAR ENDED MARCH 31,
                                             2003           -------------------------------------------------------------------
                                         (UNAUDITED)          2003          2002          2001             2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  12.70         $  18.18      $  19.97      $  32.43         $  17.50      $  16.30
                                           ------------------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment loss .................       (0.10)           (0.19)        (0.18)        (0.13)           (0.16)        (0.17)
  Net realized and unrealized gains
    (losses) on investments ...........        3.06            (5.29)        (1.61)       (12.33)           15.51          4.84
                                           ------------------------------------------------------------------------------------
Total from investment operations ......        2.96            (5.48)        (1.79)       (12.46)           15.35          4.67
                                           ------------------------------------------------------------------------------------

Distributions from net realized gains .          --               --            --            --            (0.42)        (3.47)
                                           ------------------------------------------------------------------------------------

Net asset value at end of period ......    $  15.66         $  12.70      $  18.18      $  19.97         $  32.43      $  17.50
                                           ====================================================================================

Total return(A) .......................      23.31%(B)       (30.14%)       (8.96%)      (38.42%)          88.88%        29.89%
                                           ====================================================================================

Net assets at end of period (000's) ...    $107,612         $ 84,472      $121,791      $107,435         $ 79,066      $ 24,664
                                           ====================================================================================

Ratio of net expenses  to
  average net assets ..................       1.68%(C)         1.83%         1.49%         1.54%            1.52%         1.66%

Ratio of net investment loss to
  average net assets ..................      (1.31%)(C)       (1.40%)       (0.98%)       (0.66%)          (1.05%)       (0.93%)

Portfolio turnover rate ...............         75%(C)           39%           52%           35%              44%           59%

Amount of debt outstanding at
  end of period (000's) ...............         n/a         $     --      $     --           n/a              n/a           n/a

Average daily amount of debt
  outstanding during the
  period (000's)(D) ...................         n/a         $    242      $     24           n/a              n/a           n/a

Average daily number of capital
  shares outstanding during
  the period (000's)(D) ...............         n/a            8,916         8,481           n/a              n/a           n/a

Average amount of debt per share
  during the period(D) ................         n/a         $   0.03      $     --(E)        n/a              n/a           n/a

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
(D)  Based on fund level shares outstanding.
(E)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND-CLASS B
FINANCIAL HIGHLIGHTS
=============================================================================================
                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED              YEAR           PERIOD
                                                SEPT. 30,            ENDED           ENDED
                                                  2003             MARCH 31,       MARCH 31,
                                               (UNAUDITED)            2003          2002(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    12.13         $    17.78      $    22.74
                                                ---------------------------------------------

Income (loss) from investment operations:
  Net investment loss ......................         (0.18)             (0.36)          (0.17)
  Net realized and unrealized gains (losses)
    on investments .........................          3.06              (5.29)          (4.79)
                                                ---------------------------------------------
Total from investment operations ...........          2.88              (5.65)          (4.96)
                                                ---------------------------------------------

Net asset value at end of period ...........    $    15.01         $    12.13      $    17.78
                                                =============================================

Total return(B) ............................        23.74%(C)         (31.78%)        (21.81%)(C)
                                                =============================================

Net assets at end of period (000's) ........    $    3,122         $    2,463      $    3,380
                                                =============================================

Ratio of net expenses to average net
  assets ...................................         2.96%(D)           3.16%           2.37%(D)

Ratio of net investment loss to average
  net assets ...............................        (2.57%)(D)         (2.71%)         (1.93%)(D)

Portfolio turnover rate ....................           75%(D)             39%             52%(D)

Amount of debt outstanding at end of
  period (000's) ...........................           n/a         $       --      $       --

Average daily amount of debt outstanding
  during the period (000's)(E) .............           n/a         $      242      $       24

Average daily number of capital shares
  outstanding during the period (000's)(E) .           n/a              8,916           8,481

Average amount of debt per share during the
  period(E) ................................           n/a         $     0.03            $ --(F)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.
(E)  Based on fund level shares outstanding.
(F)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND-CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED               YEAR            YEAR            YEAR           PERIOD
                                             SEPT. 30,            ENDED           ENDED           ENDED           ENDED
                                                2003            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                            (UNAUDITED)            2003            2002            2001          2000(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    12.17         $    17.78      $    19.74      $    32.30      $    18.65
                                             -----------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment loss ...................         (0.18)             (0.36)          (0.32)          (0.19)          (0.11)
  Net realized and unrealized gains
    (losses) on investments .............          3.07              (5.25)          (1.64)         (12.37)          14.18
                                             -----------------------------------------------------------------------------
Total from investment operations ........          2.89              (5.61)          (1.96)         (12.56)          14.07
                                             -----------------------------------------------------------------------------

Dividends from net investment income ....            --                 --              --              --           (0.42)
                                             -----------------------------------------------------------------------------

Net asset value at end of period ........    $    15.06         $    12.17      $    17.78      $    19.74      $    32.30
                                             =============================================================================

Total return(B) .........................        23.75%(C)         (31.55%)         (9.93%)        (38.89%)         76.52%(C)
                                             =============================================================================

Net assets at end of period (000's) .....    $   26,335         $   21,727      $   40,967      $   36,475      $   10,794
                                             =============================================================================

Ratio of net expenses to
  average net assets ....................         2.77%(D)           2.87%           2.31%           2.19%           2.33%(D)

Ratio of net investment loss to
  average net assets ....................        (2.38%)(D)         (2.42%)         (1.78%)         (1.31%)         (1.77%)(D)

Portfolio turnover rate .................           75%(D)             39%             52%             35%             44%(D)

Amount of debt outstanding at
  end of period (000's) .................           n/a         $       --      $       --             n/a             n/a

Average daily amount of debt outstanding
  during the period (000's)(E) ..........           n/a         $      242      $       24             n/a             n/a

Average daily number of capital shares
  outstanding during the
  period (000's)(E) .....................           n/a              8,916           8,481             n/a             n/a

Average amount of debt per share
  during the period(E) ..................           n/a         $     0.03      $       --(F)          n/a             n/a

(A) Represents the period from the commencement of operations (August 2, 1999) through March 31, 2000.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.
(E)  Based on fund level shares outstanding.
(F)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          SEPT. 30,                               YEAR ENDED MARCH 31,
                                             2003           -------------------------------------------------------------------
                                         (UNAUDITED)          2003          2002          2001             2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $   8.03         $  12.11      $  12.69      $  22.93         $  22.12      $  19.38
                                           ------------------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income (loss) ........       (0.01)           (0.07)        (0.10)        (0.18)           (0.05)         0.04
  Net realized and unrealized gains
    (losses) on investments ...........        1.08            (4.01)        (0.48)        (9.14)            4.60          2.73
                                           ------------------------------------------------------------------------------------
Total from investment operations ......        1.07            (4.08)        (0.58)        (9.32)            4.55          2.77
                                           ------------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment
    income ............................          --               --            --            --               --         (0.03)
  Distributions from net realized gains          --               --            --         (0.92)           (3.74)           --
                                           ------------------------------------------------------------------------------------
Total distributions ...................          --               --            --         (0.92)           (3.74)        (0.03)
                                           ------------------------------------------------------------------------------------

Net asset value at end of period ......    $   9.10         $   8.03      $  12.11      $  12.69         $  22.93      $  22.12
                                           ====================================================================================

Total return(A) .......................      13.33%(B)       (33.69%)       (4.57%)      (41.73%)          20.60%        14.30%
                                           ====================================================================================

Net assets at end of period (000's) ...    $ 37,803         $ 33,484      $ 67,461      $ 24,634         $ 65,274      $ 55,561
                                           ====================================================================================

Ratio of net expenses to average
  net assets ..........................       1.25%(C)         1.30%         1.30%         1.25%            1.26%         1.31%

Ratio of net investment income (loss)
  to average net assets ...............      (0.36%)(C)       (0.73%)       (0.82%)       (0.61%)          (0.24%)        0.18%

Portfolio turnover rate ...............         50%(C)           81%           85%           99%              78%           10%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
=============================================================================================
                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                                SIX MONTHS            YEAR           PERIOD
                                                SEPT. 30,            ENDED           ENDED
                                                   2003            MARCH 31,       MARCH 31,
                                               (UNAUDITED)            2003          2002(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $     7.55         $    11.55      $    13.60
                                                ---------------------------------------------

Income (loss) from investment operations:
  Net investment loss ......................         (0.04)             (0.09)          (0.08)
  Net realized and unrealized gains (losses)
    on investments .........................          1.01              (3.91)          (1.97)
                                                ---------------------------------------------
Total from investment operations ...........          0.97              (4.00)          (2.05)
                                                ---------------------------------------------

Net asset value at end of period ...........    $     8.52         $     7.55      $    11.55
                                                =============================================

Total return(B) ............................        12.85%(C)         (34.63%)        (15.07%)(C)
                                                =============================================

Net assets at end of period (000's) ........    $      169         $       77      $       34
                                                =============================================

Ratio of net expenses to average net assets          2.40%(D)           2.42%           2.43%(D)

Ratio of net investment loss to average
  net assets ...............................        (1.48%)(D)         (1.75%)         (1.97%)(D)

Portfolio turnover rate ....................           50%(D)             81%             85%(D)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          SEPT. 30,                               YEAR ENDED MARCH 31,
                                             2003           -------------------------------------------------------------------
                                         (UNAUDITED)          2003          2002          2001             2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $   7.56         $  11.50      $  12.19      $  22.32         $  21.86      $  19.34
                                           ------------------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment loss .................       (0.07)           (0.17)        (0.26)        (0.30)           (0.28)        (0.19)
  Net realized and unrealized gains
    (losses) on investments ...........        1.02            (3.77)        (0.43)        (8.91)            4.48          2.71
                                           ------------------------------------------------------------------------------------
Total from investment operations ......        0.95            (3.94)        (0.69)        (9.21)            4.20          2.52
                                           ------------------------------------------------------------------------------------

Distributions from net realized gains .          --               --            --         (0.92)           (3.74)           --
                                           ------------------------------------------------------------------------------------

Net asset value at end of period ......    $   8.51         $   7.56      $  11.50      $  12.19         $  22.32      $  21.86
                                           ====================================================================================

Total return(A) .......................      12.57%(B)       (34.26%)       (5.66%)      (42.39%)          19.24%        13.03%
                                           ====================================================================================

Net assets at end of period (000's) ...    $  1,009         $    985      $  1,869      $  2,178         $  3,618      $  3,146
                                           ====================================================================================

Ratio of net expenses to average
  net assets ..........................       2.41%(C)         2.43%         2.51%         2.32%            2.68%         2.41%

Ratio of net investment loss
  to average net assets ...............      (1.52%)(C)       (1.81%)       (2.05%)       (1.68%)          (1.34%)       (0.92%)

Portfolio turnover rate ...............         50%(C)           81%           85%           99%              78%           10%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS
===========================================================================
              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED            PERIOD
                                                SEPT. 30,          ENDED
                                                   2003          MARCH 31,
                                               (UNAUDITED)        2003(A)
---------------------------------------------------------------------------
Net asset value at beginning of period .....    $     9.78       $    10.00
                                                ---------------------------

Loss from investment operations:
  Net investment loss ......................         (0.07)           (0.06)
  Net realized and unrealized gains (losses)
    on  investments ........................          4.39            (0.16)
                                                ---------------------------
Total from investment operations ...........          4.32            (0.22)
                                                ---------------------------

Net asset value at end of period ...........    $    14.10       $     9.78
                                                ===========================

Total return(B) ............................        44.17%           (2.20%)
                                                ===========================

Net assets at end of period (000's) ........    $   30,733       $   15,230
                                                ===========================

Ratio of net expenses to average net assets          1.95%(C)         1.95%(C)

Ratio of net investment loss to average
  net assets ...............................        (1.27%)(C)       (1.61%)(C)

Portfolio turnover .........................          162%(C)          128%(C)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.
(B) Total returns shown exclude the effect of applicable sales loads and are not annulized.
(C)  Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
===========================================================================
              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED            PERIOD
                                                SEPT. 30,          ENDED
                                                   2003          MARCH 31,
                                               (UNAUDITED)        2003(A)
---------------------------------------------------------------------------
Net asset value at beginning of period .....    $     9.75       $    10.00
                                                ---------------------------

Income (loss) from investment operations:
  Net investment loss ......................         (0.09)           (0.06)
  Net realized and unrealized gains (losses)
    on  investments ........................          4.37            (0.19)
                                                ---------------------------
Total from investment operations ...........          4.28            (0.25)
                                                ---------------------------

Net asset value at end of period ...........    $    14.03       $     9.75
                                                ===========================

Total return(B) ............................        43.90%           (2.50%)
                                                ===========================

Net assets at end of period (000's) ........    $    4,638       $    1,399
                                                ===========================

Ratio of net expenses to average net assets          2.70%(C)         2.69%(C)

Ratio of net investment loss to average
  net assets ...............................        (2.03%)(C)       (2.38%)(C)

Portfolio turnover .........................          162%(C)          128%(C)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.
(B) Total returns shown exclude the effect of applicable sales loads and are not annulized.
(C)  Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS
===========================================================================
              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED            PERIOD
                                                SEPT. 30,          ENDED
                                                   2003          MARCH 31,
                                               (UNAUDITED)        2003(A)
---------------------------------------------------------------------------
Net asset value at beginning of period .....    $     9.74       $    10.00
                                                ---------------------------

Income (loss) from investment operations:
  Net investment loss ......................         (0.10)           (0.07)
  Net realized and unrealized gains (losses)
    on  investments ........................          4.38            (0.19)
                                                ---------------------------
Total from investment operations ...........          4.28            (0.26)
                                                ---------------------------

Net asset value at end of period ...........    $    14.02       $     9.74
                                                ===========================

Total return(B) ............................        43.94%           (2.60%)
                                                ===========================

Net assets at end of period (000's) ........    $    8,071       $    3,029
                                                ===========================

Ratio of net expenses to average net assets          2.70%(C)         2.69%(C)

Ratio of net investment loss to average
  net assets ...............................        (2.03%)(C)       (2.39%)(C)

Portfolio turnover .........................          162%(C)          128%(C)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.
(B) Total returns shown exclude the effect of applicable sales loads and are not annulized.
(C)  Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND-CLASS A
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                SIX MONTHS                                    THREE
                                  ENDED            YEAR          YEAR         MONTHS           YEAR          YEAR        PERIOD
                                SEPT. 30,          ENDED         ENDED        ENDED            ENDED         ENDED        ENDED
                                   2003          MARCH 31,     MARCH 31,    MARCH 31,         DEC. 31,      DEC. 31,     DEC. 31,
                               (UNAUDITED)         2003          2002        2001(A)            2000          1999       1998(B)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period .......    $   7.45         $  10.49      $  10.27     $  10.74         $  11.77      $  10.41     $  10.00
                                 ------------------------------------------------------------------------------------------------

Income (loss) from
investment operations:
  Net investment income .....        0.03             0.05          0.02         0.01             0.06          0.01         0.02
  Net realized and unrealized
    gains (losses) on
    investments .............        1.38            (3.05)         0.22        (0.47)            0.12          1.60         0.41
                                 ------------------------------------------------------------------------------------------------
Total from investment
  operations ................        1.41            (3.00)         0.24        (0.46)            0.18          1.61         0.43
                                 ------------------------------------------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income .......       (0.03)           (0.04)        (0.02)       (0.01)           (0.06)        (0.01)       (0.02)
  Distributions from
    net realized gains ......          --               --            --           --            (0.92)        (0.24)          --
  Return of capital .........          --               --            --           --            (0.23)           --           --(C)
                                 ------------------------------------------------------------------------------------------------
Total distributions .........       (0.03)           (0.04)        (0.02)       (0.01)           (1.21)        (0.25)       (0.02)
                                 ------------------------------------------------------------------------------------------------

Net asset value at
  end of period .............    $   8.83         $   7.45      $  10.49     $  10.27         $  10.74      $  11.77     $  10.41
                                 ================================================================================================

Total return(D) .............      18.96%(E)       (28.59%)        2.34%       (4.29%)(E)        1.91%        15.51%        4.29%(E)
                                 ================================================================================================

Net assets at end of period
  (000's) ...................    $ 55,203         $ 46,113      $ 93,214     $ 51,442         $ 49,807      $ 31,808     $ 27,068
                                 ================================================================================================

Ratio of net expenses to
  average net assets ........       1.30%(F)         1.30%         1.30%        1.30%(F)         1.30%         1.30%        1.30%(F)

Ratio of net investment
  income to average
  net assets ................       0.76%(F)         0.58%         0.23%        0.37%(F)         0.51%         0.08%        0.25%(F)

Portfolio turnover ..........         46%(F)           58%           33%          48%(F)           83%           60%          34%(F)

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.
(B)  The Fund commenced operations May 1, 1998.
(C)  Amount rounds to less than $0.01 per share.
(D)  Total returns shown exclude the effect of applicable sales loads.
(E)  Not annualized.
(F)  Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND-CLASS B
FINANCIAL HIGHLIGHTS
=============================================================================================
                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED              YEAR           PERIOD
                                                SEPT. 30,            ENDED           ENDED
                                                   2003            MARCH 31,       MARCH 31,
                                               (UNAUDITED)           2003           2002(A)
---------------------------------------------------------------------------------------------

Net asset value at beginning of period .....    $     7.18         $    10.18      $    10.72
                                               ----------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) .............            --(B)              --(B)        (0.01)
  Net realized and unrealized gains (losses)
    on investments .........................          1.33              (2.96)          (0.53)
                                               ----------------------------------------------
Total from investment operations ...........          1.33              (2.96)          (0.54)
                                               ----------------------------------------------

Dividends from net investment income .......         (0.02)             (0.04)             --
                                               ----------------------------------------------

Net asset value at end of period ...........    $     8.49         $     7.18      $    10.18
                                               ==============================================

Total return(C) ............................        18.50%(D)         (29.05%)         (5.01%)(D)
                                               ==============================================

Net assets at end of period (000's) ........    $      613         $      367      $      130
                                               ==============================================

Ratio of net expenses to average net assets          2.05%(E)           2.05%           2.05%(E)

Ratio of net investment loss to average
  net assets ...............................        (0.02%)(E)         (0.06%)         (0.77%)(E)

Portfolio turnover rate ....................           46%(E)             58%             33%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.
(B)  Amount rounds to less than $0.01 per share.
(C)  Total returns shown exclude the effect of applicable sales loads.
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND-CLASS C
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS                                     THREE
                                            ENDED            YEAR          YEAR          MONTHS           YEAR          YEAR
                                          SEPT. 30,          ENDED         ENDED         ENDED            ENDED         ENDED
                                             2003          MARCH 31,     MARCH 31,      MARCH 31,        DEC. 31,      DEC. 31,
                                         (UNAUDITED)         2003          2002          2001(A)           2000         1999(B)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period ...........................    $   7.22         $  10.18      $  10.02      $  10.50         $  11.48      $  10.26
                                           ------------------------------------------------------------------------------------

Income (loss) from investment
operations:
  Net investment income (loss) ........        0.08            (0.02)        (0.04)        (0.01)           (0.02)        (0.07)
  Net realized and unrealized gains
    (losses) on investments ...........        1.25            (2.94)         0.20         (0.47)            0.19          1.53
                                           ------------------------------------------------------------------------------------
Total from investment operations ......        1.33            (2.96)         0.16         (0.48)            0.17          1.46
                                           ------------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment
    income ............................       (0.02)              --            --            --               --            --
  Distributions from net realized gains          --               --            --            --            (0.92)        (0.24)
  Return of capital ...................          --               --            --            --            (0.23)           --
                                           ------------------------------------------------------------------------------------
Total distributions ...................       (0.02)              --            --            --            (1.15)        (0.24)
                                           ------------------------------------------------------------------------------------

Net asset value at end of period ......    $   8.53         $   7.22      $  10.18      $  10.02         $  10.50      $  11.48
                                           ====================================================================================

Total return(C) .......................      18.38%(D)       (29.08%)        1.60%        (4.57%)(D)        1.87%        14.24%
                                           ====================================================================================

Net assets at end of period (000's) ...    $  1,750         $  1,512      $  2,548      $  1,705         $  2,011      $    548
                                           ====================================================================================

Ratio of net expenses to
  average net assets ..................       2.05%(E)         2.05%         2.05%         2.05%(E)         2.05%         2.05%

Ratio of net investment loss to
  average net assets ..................       0.02%(E)        (0.15%)       (0.51%)       (0.33%)(E)       (0.21%)       (0.65%)

Portfolio turnover ....................         46%(E)           58%           33%           48%(E)           83%           60%

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.
(B) Represents the period from the commencement of operations (January 1, 1999) through December 31, 1999.
(C)  Total returns shown exclude the effect of applicable sales loads.
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Emerging Growth Fund, Enhanced 30 Fund, Growth Opportunities Fund, Large Cap Growth Fund, Small Cap Growth Fund and Value Plus Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. Effective May 1, 2001, Class B shares commenced operations for the Funds. Small Cap Growth Fund Class A, B and C shares commenced operations October 21, 2002.

Prior to May 1, 2000, the Emerging Growth Fund and Value Plus Fund were part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Funds were merged into separate series of the Trust and their fiscal year ends were subsequently changed from December 31 to March 31.

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily (at least 65% of its assets) in emerging growth companies.

The Enhanced 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average. The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average.

The Growth Opportunities Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in stocks of mid to large cap domestic growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period.

The Large Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in a diversified portfolio of common stocks of large cap companies. Effective October 6, 2003, the Fund will invest at least 80% of its assets in a non-diversified portfolio of common stocks of large cap companies. See Note 8.

The Small Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small cap companies.

The Value Plus Fund seeks to increase the value of Fund shares over the long-term by investing primarily (at least 65% of its assets) in common stocks of larger companies that the portfolio manager believes are undervalued.

Each Fund offers three classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25%), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets) and Class C shares (effective May 1, 2001 sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets). Each Class A, Class B and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees,

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges or quoted by NASDAQ are valued at the NASDAQ official closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio Securities Loaned - As of September 30, 2003, the Emerging Growth Fund, Growth Opportunities Fund and the Small Cap Growth Fund loaned common stocks having a fair value of approximately $33,397,467, $14,032,409 and $6,771,341 and received collateral of $35,552,758, $14,541,900 and $7,074,596 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Fund's Custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Emerging  Growth Fund,  Growth  Opportunities  Fund and the Small Cap Growth
Fund receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Foreign currency value translation - The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Forward foreign currency and spot contracts - The Emerging Growth Fund and Value Plus Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts.

Repurchase agreements - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5% and 1%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

Investment income - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles.

Distributions to shareholders - Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly for the Enhanced 30 Fund, Large Cap Growth Fund, and Value Plus Fund and annually for the Emerging Growth Fund, Growth Opportunities Fund, and Small Cap Growth Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2003 and 2002 was as follows:

---------------------------------------------------------------------------------------------------------------------
                                            EMERGING                                                 GROWTH
                                             GROWTH                     ENHANCED 30               OPPORTUNITIES
                                              FUND                         FUND                       FUND
---------------------------------------------------------------------------------------------------------------------
                                       YEAR          YEAR           YEAR         YEAR          YEAR          YEAR
                                       ENDED         ENDED          ENDED        ENDED         ENDED         ENDED
                                     MARCH 31,     MARCH 31,      MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,
                                        2003          2002          2003          2002          2003          2002
---------------------------------------------------------------------------------------------------------------------
From ordinary income ..........      $3,671,302    $   30,646    $   71,896    $   38,704    $       --    $       --
From long-term capital gains ..         308,874       391,279            --            --            --            --
                                     --------------------------------------------------------------------------------
                                     $3,980,176    $  421,925    $   71,896    $   38,704    $       --    $       --
                                     ================================================================================
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                           LARGE CAP             SMALL CAP
                                             GROWTH                GROWTH             VALUE PLUS
                                              FUND                  FUND                 FUND
-------------------------------------------------------------------------------------------------------
                                       YEAR          YEAR           YEAR         YEAR          YEAR
                                       ENDED         ENDED          ENDED        ENDED         ENDED
                                     MARCH 31,     MARCH 31,      MARCH 31,    MARCH 31,     MARCH 31,
                                        2003          2002          2003         2003           2002
-------------------------------------------------------------------------------------------------------
From ordinary income ..........      $       --    $       --    $       --    $  292,503    $  151,108
From long-term capital gains ..              --            --            --            --            --
                                     ------------------------------------------------------------------
                                     $       --    $       --    $       --    $   29,250    $  151,108
                                     ==================================================================
-------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of March 31, 2003:

----------------------------------------------------------------------------------------------
                                               EMERGING                             GROWTH
                                                GROWTH         ENHANCED 30      OPPORTUNITIES
                                                 FUND              FUND             FUND
----------------------------------------------------------------------------------------------
Cost of portfolio investments ..........    $  290,648,232    $    9,338,002    $  148,959,255
                                            ==================================================
Gross unrealized appreciation ..........        18,269,910           333,454         6,064,847

Gross unrealized depreciation ..........       (47,231,050)       (1,998,728)      (45,979,265)
                                            --------------------------------------------------
Net unrealized appreciation/depreciation       (28,961,140)       (1,665,274)      (39,914,418)
                                            ==================================================
Post October losses ....................       (20,172,400)       (1,038,798)      (16,871,671)
                                            ==================================================
Capital loss carryforward ..............       (24,155,186)         (538,988)      (46,429,008)
                                            ==================================================
Undistributed ordinary income ..........                --               342                --
                                            ==================================================
  Accumulated earnings (deficit) .......    $  (73,288,726)   $   (3,242,718)   $ (103,215,097)
                                            ==================================================
----------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

----------------------------------------------------------------------------------------------
                                              LARGE CAP         SMALL CAP
                                                GROWTH            GROWTH          VALUE PLUS
                                                 FUND              FUND              FUND
----------------------------------------------------------------------------------------------
Cost of portfolio investments ..........    $   40,366,529    $   17,997,642    $   60,146,174
                                            ==================================================
Gross unrealized appreciation ..........         1,110,731         1,429,277         1,567,822
Gross unrealized depreciation ..........        (6,815,918)         (890,978)      (14,514,174)
                                            --------------------------------------------------
Net unrealized appreciation/depreciation        (5,705,187)          538,299       (12,946,352)
                                            ==================================================
Post October losses ....................        (3,175,121)         (922,934)       (6,389,522)
                                            ==================================================
Capital loss carryforward ..............       (31,291,094)          (41,322)       (6,035,382)
                                            ==================================================
Undistributed ordinary income ..........                --                --            84,212
                                            ==================================================
  Accumulated earnings (deficit) .......    $  (40,171,402)   $     (425,957)   $  (25,287,044)
                                            ==================================================
----------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                      EXPIRES
FUND                                     AMOUNT                      MARCH 31,
--------------------------------------------------------------------------------

Emerging Growth Fund .........        $ 24,155,186                     2011
                                      ============

Enhanced 30 Fund .............        $     99,480                     2009
                                            24,780                     2010
                                           414,728                     2011
                                      ------------
                                           538,988
                                      ============

Growth Opportunities Fund ....        $  2,005,441                     2009
                                        22,448,509                     2010
                                        21,975,058                     2011
                                      ------------
                                        46,429,008
                                      ============

Large Cap Growth Fund ........        $ 12,172,049                     2010
                                        19,119,045                     2011
                                      ------------
                                        31,291,094
                                      ============

Small Cap Growth Fund ........        $     41,322                     2011
                                      ============

Value Plus Fund ..............        $    209,088                     2009
                                         5,826,294                     2011
                                      ------------
                                         6,035,382
                                      ============
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended September 30, 2003:

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                               EMERGING                             GROWTH
                                                GROWTH         ENHANCED 30      OPPORTUNITIES
                                                 FUND              FUND             FUND
----------------------------------------------------------------------------------------------
Purchases of investment securities .....    $  208,913,878    $      358,861    $   49,992,198
                                            --------------------------------------------------
Proceeds from sales and maturities
  of investment securities .............    $  127,141,434    $      182,927    $   47,144,507
                                            --------------------------------------------------
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                              LARGE CAP         SMALL CAP
                                                GROWTH            GROWTH         VALUE PLUS
                                                 FUND              FUND             FUND
----------------------------------------------------------------------------------------------
Purchases of investment securities .....    $    9,386,251    $   37,555,140    $   12,338,648
                                            --------------------------------------------------
Proceeds from sales and maturities
  of investment securities .............    $    9,979,003    $   24,057,020    $   13,483,913
                                            --------------------------------------------------
----------------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS

The Adviser provides general investment supervisory services for the Funds, under the terms of a Management Agreement. Under the Management Agreement, the Enhanced 30 Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% on the first $100 million of average daily net assets; 0.60% of the next $100 million of average daily net assets; 0.55% of the next $100 million of average daily net assets; and 0.50% of such assets in excess of $300 million. The Growth Opportunities Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% on the first $50 million of average daily net assets; 0.90% of the next $50 million of average daily net assets; 0.80% of the next $100 million of average daily net assets; and 0.75% of such assets in excess of $200 million. The Large Cap Growth Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% on the first $200 million of average daily net assets; 0.70% of the next $300 million of average daily net assets; and 0.50% of such assets in excess of $500 million. The Value Plus Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% on the first $100 million of average daily net assets; 0.70% of the next $100 million of average daily net assets; 0.65% of the next $100 million of average daily net assets; and 0.60% of such assets in excess of $300 million. The Emerging Growth Fund and Small Cap Growth Fund each pay the Adviser a fee, which is

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

computed and accrued daily and paid monthly, at an annual rate of 0.80% and 1.25%, respectively, of average daily net assets.

TCW  Investment  Management  Company  (TCW)  and  Westfield  Capital  Management
Company, Inc. (Westfield) have been retained by the Adviser to manage the investments of the Emerging Growth Fund. The Adviser (not the Fund) pays TCW and Westfield a fee for these services.

Todd Investment Advisors, Inc. (Todd) has been retained by the Adviser to manage the investments of the Enhanced 30 Fund. The Adviser (not the Fund) pays Todd a fee for these services.

Mastrapasqua Asset Management, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Growth Opportunities Fund. The Adviser (not the Fund) pays Mastrapasqua a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington) has been retained by the Adviser to manage the investments of the Large Cap Growth Fund and Value Plus Fund. The Adviser (not the Funds) pays Fort Washington a fee for these services.

Longwood Investment Advisors, Inc. (Longwood) and Bjurman, Barry & Associates (Bjurman) have been retained by the Adviser to manage the investments of the Small Cap Growth Fund. The Adviser (not the Fund) pays Longwood and Bjurman a fee for these services.

The Adviser has entered into an agreement to contractually limit operating expenses of certain Funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Large Cap Growth Fund as follows: 1.30% for Class A shares, 2.25% for Class B shares, and 2.25% for Class C shares. These expense limitations shall remain in effect until October 6, 2005.

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit certain Fund's annual expenses as follows: Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Enhanced 30 Fund - 1.00% for Class A shares, 1.75% for Class B and Class C shares; Small Cap Growth Fund - 1.95% for Class A shares, 2.70% for Class B and Class C shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares. These fee waivers and expense limitations shall remain in effect until March 31, 2004.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $89,252, $1,133, $7,061, $754, $11,656, and $1,489 from underwriting and broker commissions on the sale of shares of the Emerging Growth Fund, Enhanced 30 Fund, Growth Opportunities Fund, Large Cap Growth Fund, Small Cap Growth Fund, and Value Plus Fund, respectively, during the period ended September 30, 2003. In addition, the Underwriter collected $61,985, $2,827, $6,564, $3, $4,736, and $285 of contingent deferred sales loads on the redemption of Class B and Class C shares of the Emerging Growth Fund, Enhanced 30 Fund, Growth Opportunities Fund, Large Cap Growth Fund, Small Cap Growth Fund and Value Plus Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

SPONSOR AGREEMENT

The Trust, on behalf of the Emerging Growth Fund, Enhanced 30 Fund, Small Cap Growth Fund, and Value Plus Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Funds, including the Funds' administrator, custodian and transfer agent. The Adviser receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Adviser agreed to waive all fees until March 31, 2004, as needed to maintain each Fund's expenses at a set level. The Sponsor Agreement may be terminated by the Adviser, the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund with 30 days written notice.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                         EMERGING                                                  GROWTH
                                                          GROWTH                    ENHANCED 30                 OPPORTUNITIES
                                                           FUND                        FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                   ENDED           YEAR        ENDED          YEAR           ENDED          YEAR
                                               SEPTEMBER 30,       ENDED   SEPTEMBER 30,      ENDED      SEPTEMBER 30,      ENDED
                                                    2003         MARCH 31,      2003        MARCH 31,        2003         MARCH 31,
                                                (UNAUDITED)        2003     (UNAUDITED)       2003        (UNAUDITED)       2003
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................     6,528,175      9,611,435       43,322       286,492      1,826,273      4,692,700
Shares reinvested ...........................            --        110,981        2,700         9,547             --             --
Shares redeemed .............................    (2,729,575)    (7,387,223)     (47,728)     (209,119)    (1,606,873)    (4,740,449)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding     3,798,600      2,335,193       (1,706)       86,920        219,400        (47,749)
Shares outstanding, beginning of period .....    11,032,209      8,697,016      909,913       822,993      6,651,160      6,698,909
                                                 ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........    14,830,809     11,032,209      908,207       909,913      6,870,560      6,651,160
                                                 ==================================================================================

CLASS B
Shares sold .................................       737,194      1,551,627       48,379        67,375         19,403         67,258
Shares reinvested ...........................            --         20,616           --            26             --             --
Shares redeemed .............................      (130,278)      (319,901)     (14,217)      (52,640)       (14,390)       (54,304)
                                                 ----------------------------------------------------------------------------------
Net increase in shares outstanding ..........       606,916      1,252,342       34,162        14,761          5,013         12,954
Shares outstanding, beginning of period .....     2,092,702        840,360      108,930        94,169        203,047        190,093
                                                 ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........     2,699,618      2,092,702      143,092       108,930        208,060        203,047
                                                 ==================================================================================

CLASS C
Shares sold .................................     2,567,957      5,488,550       51,254       131,520        137,156        240,662
Shares reinvested ...........................            --         58,253           --            93             --             --
Shares redeemed .............................      (709,324)    (1,445,076)     (15,829)      (93,364)      (173,419)      (759,693)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding     1,858,633      4,101,727       35,425        38,249        (36,263)      (519,031)
Shares outstanding, beginning of period .....     7,790,171      3,688,444      136,846        98,597      1,784,821      2,303,852
                                                 ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........     9,648,804      7,790,171      172,271       136,846      1,748,558      1,784,821
                                                 ==================================================================================
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                         LARGE CAP                    SMALL CAP
                                                          GROWTH                       GROWTH                       VALUE PLUS
                                                           FUND                         FUND                           FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                   ENDED           YEAR        ENDED          YEAR           ENDED          YEAR
                                               SEPTEMBER 30,       ENDED   SEPTEMBER 30,      ENDED      SEPTEMBER 30,      ENDED
                                                    2003         MARCH 31,      2003        MARCH 31,        2003         MARCH 31,
                                                (UNAUDITED)        2003     (UNAUDITED)      2003(A)      (UNAUDITED)       2003
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       202,820        511,005      761,479     1,605,827        304,286        819,488
Shares reinvested ...........................            --             --           --            --         22,692         37,132
Shares redeemed .............................      (218,410)    (1,912,165)    (139,276)      (48,124)      (263,971)    (3,553,400)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease)  in shares outstanding      (15,590)     1,401,160      622,203     1,557,703         63,007     (2,696,780)
Shares outstanding, beginning of period .....     4,167,620      5,568,780    1,557,703            --      6,187,359      8,884,139
                                                 ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........     4,152,030      4,167,620    2,179,906     1,557,703      6,250,366      6,187,359
                                                 ==================================================================================

CLASS B
Shares sold .................................         9,998          8,051      195,402       148,131         24,794         40,736
Shares reinvested ...........................            --             --           --            --            116            233
Shares redeemed .............................          (350)          (890)      (8,178)       (4,698)        (3,904)        (2,533)
                                                 ----------------------------------------------------------------------------------
Net increase in shares outstanding ..........         9,648          7,161      187,224       143,433         21,006         38,436
Shares outstanding, beginning of period .....        10,131          2,970      143,433            --         51,146         12,710
                                                 ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........        19,779         10,131      330,657       143,433         72,152         51,146
                                                 ==================================================================================

CLASS C
Shares sold .................................         7,610         32,199      310,929       341,792         11,407         34,029
Shares reinvested ...........................            --             --           --            --            368             --
Shares redeemed .............................       (19,469)       (64,219)     (46,063)      (31,000)       (16,159)       (74,724)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (11,859)       (32,020)     264,866       310,792         (4,384)       (40,695)
Shares outstanding, beginning of period .....       130,436        162,456      310,792            --        209,498        250,193
                                                 ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........       118,577        130,436      575,658       310,792        205,114        209,498
                                                 ==================================================================================
-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (October 31, 2002) through March 31, 2003.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

8. SUBSEQUENT EVENTS

On April 3, 2003, the Board of Trustees of the Trust approved the proposal of an Agreement and Plan of Reorganization between the Navellier Millennium Large Cap Growth Portfolio, the Navellier Performance Large Cap Growth Portfolio (the 'Navellier Portfolios') and the Large Cap Growth Fund series of the Touchstone Strategic Trust, whereby the Navellier Portfolios would transfer to the Large Cap Growth Fund all of their assets, subject to their liabilities, in exchange for shares of the Large Cap Growth Fund. On October 3, 2003 the Navellier
Millennium Large Cap Growth Portfolio and the Navellier Performance Large Cap Growth Portfolio merged into the Touchstone Large Cap Growth Fund. The Navellier Performance Large Cap Growth Fund's performance and accounting history was carried forward and the Large Cap Growth Fund's historical tax information was carried forward.

The Board of Trustees also approved the Large Cap Growth Fund change its status from a diversified to a non-diversified series.

EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 92.6%                                  SHARES          VALUE
--------------------------------------------------------------------------------

MEDICAL SUPPLIES - 9.5%
Apogent Technologies Inc.* ......................       295,900    $  6,172,474
Beckman Coulter Inc. ............................        90,400       4,116,816
C. R. Bard, Inc. ................................        18,900       1,341,900
Integra LifeSciences Holdings* ..................        89,300       2,526,297
PolyMedica Corp. ................................       113,600       3,010,400
Quest Diagnostics Inc.* .........................        68,800       4,172,032
Quinton Cardiology Systems Inc.* ................       172,300       1,245,729
Tektronix Inc. ..................................       223,200       5,524,200
Teradyne Inc.* ..................................       424,700       7,899,420
Thermo Electron* ................................        61,800       1,341,060
Waters Corp* ....................................       107,500       2,948,725
Wright Medical Group Inc.* ......................       236,800       5,986,304
                                                                   ------------
                                                                     46,285,357
                                                                   ------------

ELECTRONICS - 8.3%
Arrow Electronics Inc.* .........................       188,300       3,462,837
Celestica, Inc.* ................................       243,000       3,853,980
KLA-Tencor Corp.* ...............................        21,600       1,110,240
LSI Logic* ......................................       559,300       5,028,107
National Semiconductor Corp.* ...................       187,400       6,051,146
Power Integrations Inc.* ........................        75,500       2,509,620
Semtech Corp.* ..................................       238,600       4,404,556
Synopsys, Inc.* .................................        43,800       1,347,726
Varian Semiconductor Equipment Associates Inc.* .       125,100       4,684,995
Vishay Intertechnology Inc.* ....................       389,500       6,824,040
White Electronic Designs Corp.* .................       113,400       1,219,050
                                                                   ------------
                                                                     40,496,297
                                                                   ------------

BANKING - 7.1%
Banknorth Group Inc. ............................       195,800       5,525,476
East West Bancorp Inc. ..........................        75,400       3,223,350
Investors Financial Services Corp.* .............       122,800       3,855,920
North Fork Bancorporation .......................       128,600       4,468,850
Silicon Valley Bancshares* ......................        83,500       2,307,105
Southwest Bancorp of Texas ......................        97,500       3,559,725
UCBH Holdings Inc. ..............................       168,200       5,084,686
Valley National Bancorp .........................        57,923       1,612,576
Zions Bancorporation ............................        85,000       4,747,250
                                                                   ------------
                                                                     34,384,938
                                                                   ------------

COMMERCIAL SERVICES - 6.3%
Alexander & Baldwin Inc. ........................       105,400       2,959,632
Anixter International Inc.* .....................       125,300       2,853,081
Career Education Corp.* .........................       131,200       5,943,360
Navigant Consulting, Inc.* ......................       182,000       2,240,420
PerkinElmer Inc. ................................       617,610       9,455,609
Sylvan Learning Systems Inc.* ...................       201,300       5,491,464
University of Phoenix Online* ...................        24,400       1,624,552
                                                                   ------------
                                                                     30,568,118
                                                                   ------------

EMERGING GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 92.6%(CONTINUED)                       SHARES          VALUE
--------------------------------------------------------------------------------

OIL & GAS - 6.3%
Chesapeake Energy Corp. .........................       495,900    $  5,345,802
Copper Cameron Corp.* ...........................        82,100       3,793,841
Devon Energy Corp. ..............................        47,800       2,303,482
ENSCO International Inc. ........................        75,100       2,014,182
Helmerich & Payne Inc. ..........................       126,100       3,296,254
Pride International Inc.* .......................       118,000       2,000,100
Superior Energy Services* .......................       361,100       3,538,780
Transocean Inc.* ................................       213,600       4,272,000
Varco International Inc.* .......................        68,100       1,151,571
W-H Energy Services, Inc.* ......................       131,100       2,333,580
                                                                   ------------
                                                                     30,049,592
                                                                   ------------

COMPUTERS & INFORMATION - 5.8%
Emulex Corp.* ...................................       195,000       4,966,650
Maxtor Corp.* ...................................       280,900       3,418,553
Polycom Inc.* ...................................       246,600       4,096,026
RSA Security Inc.* ..............................       111,900       1,597,932
Symbol Technologies Inc. ........................       190,400       2,275,280
The Reynolds & Reynolds Company - Class A .......       117,500       3,237,125
Unisys Corp.* ...................................       272,100       3,681,513
Verint Systems Inc.* ............................        89,100       1,906,740
Verity, Inc.* ...................................       190,000       2,483,300
                                                                   ------------
                                                                     27,663,119
                                                                   ------------

RETAILERS - 5.3%
Cost Plus Inc.* .................................       114,700       4,234,724
Dollar Tree Stores, Inc.* .......................        38,500       1,289,750
Guitar Center Inc.* .............................       154,100       4,955,856
J.C. Penny Company Inc. .........................       296,800       6,342,616
Tech Data Corp.* ................................        73,600       2,270,560
Tiffany & Co. ...................................        37,500       1,399,875
Williams-Sonoma Inc.* ...........................       176,900       4,772,762
                                                                   ------------
                                                                     25,266,143
                                                                   ------------

HEALTH CARE PROVIDERS - 4.5%
Cross Country Healthcare, Inc.* .................       192,500       2,712,325
Express Scripts, Inc. - Class A* ................        18,100       1,106,815
Health Management Associates, Inc. - Class A ....       167,900       3,661,899
Health Net Inc.* ................................       147,550       4,672,909
Humana, Inc.* ...................................        80,800       1,458,440
Manor Care ......................................       213,200       6,396,000
PSS World Medical Inc.* .........................       170,900       1,515,883
                                                                   ------------
                                                                     21,524,271
                                                                   ------------

HEAVY MACHINERY - 3.3%
Dover Corp. .....................................       120,800       4,272,696
Pall Corp. ......................................       117,400       2,634,456
Phelps Dodge Corp.* .............................       103,600       4,848,480
York International Corp. ........................       120,200       4,157,718
                                                                   ------------
                                                                     15,913,350
                                                                   ------------

EMERGING GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 92.6%(CONTINUED)                       SHARES          VALUE
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING - 3.1%
Aspen Technology, Inc.* .........................       536,600    $  2,092,740
CheckFree Corp.* ................................       159,200       3,184,000
Macromedia Inc.* ................................       121,850       3,014,569
Network Associates Inc.* ........................       467,100       6,427,296
                                                                   ------------
                                                                     14,718,605
                                                                   ------------

APPAREL RETAILERS - 3.0%
Abercrombie & Fitch Co.* ........................        40,600       1,125,026
American Eagle Outfitters Inc.* .................       260,700       3,874,002
Chico's FAS Inc.* ...............................       167,800       5,141,392
The Talbots Inc.* ...............................       122,300       4,262,155
                                                                   ------------
                                                                     14,402,575
                                                                   ------------

PHARMACEUTICALS - 2.9%
Caremark Rx, Inc.* ..............................        51,600       1,166,160
Celgene Corp.* ..................................        83,600       3,622,388
Elan Corp. plc* .................................       861,500       4,557,335
QLT Inc.* .......................................       177,500       2,834,675
United Therapeutics Corp.* ......................        70,600       1,594,854
                                                                   ------------
                                                                     13,775,412
                                                                   ------------

TECHNOLOGY - 2.8%
ASM International N.V.* .........................        79,200       1,168,200
Concur Technologies, Inc.* ......................       122,200       1,449,292
Keane, Inc. .....................................       292,400       3,736,872
Lam Research Corp.* .............................       207,000       4,585,050
SkillSoft PLC - ADR* ............................       328,400       2,446,580
                                                                   ------------
                                                                     13,385,994
                                                                   ------------

ADVERTISING - 2.2%
DoubleClick, Inc.* ..............................       373,600       4,023,672
Monster Worldwide Inc.* .........................        64,400       1,621,592
The Interpublic Group of Companies, Inc.* .......       341,800       4,826,216
                                                                   ------------
                                                                     10,471,480
                                                                   ------------

INSURANCE - 1.9%
Philadelphia Consolidated Holding Corp.* ........        88,900       4,107,180
Platinum Underwriters Holdings Ltd. .............       129,300       3,633,330
RenaissanceRe Holdings Ltd. .....................        34,700       1,583,361
                                                                   ------------
                                                                      9,323,871
                                                                   ------------

MEDIA - BROADCASTING & PUBLISHING - 1.7%
E.W. Scripps Co. ................................        15,900       1,353,090
Entravision Communications Corp. - Class A* .....       234,200       2,224,900
Meredith Corp. ..................................        41,200       1,902,204
Readers Digest Association, Inc. - Class A ......       179,300       2,508,407
                                                                   ------------
                                                                      7,988,601
                                                                   ------------

WASTE DISPOSAL - 1.7%
Republic Services Inc. ..........................       144,600       3,273,744
Waste Connections Inc.* .........................       134,100       4,705,569
                                                                   ------------
                                                                      7,979,313
                                                                   ------------

APPAREL AND ACCESSORIES - 1.5%
Jones Apparel Group, Inc. .......................       235,030       7,034,448
                                                                   ------------

EMERGING GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 92.6%(CONTINUED)                       SHARES          VALUE
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 1.5%
Leggett & Platt, Inc. ...........................       116,200    $  2,513,406
Maytag Corp. ....................................        85,500       2,134,935
Rohm and Haas Company ...........................        71,200       2,381,640
                                                                   ------------
                                                                      7,029,981
                                                                   ------------

COMMUNICATIONS - 1.4%
Advanced Fibre Communication, Inc.* .............       192,900       4,045,113
Openwave Systems, Inc.* .........................       596,200       2,515,964
                                                                   ------------
                                                                      6,561,077
                                                                   ------------

BIOTECHNOLOGY - 1.4%
Biogen, Inc.* ...................................        32,000       1,223,360
Charles River Laboratories International, Inc.* .       112,500       3,452,625
Transkaryotic Therapies, Inc.* ..................       175,700       1,836,065
                                                                   ------------
                                                                      6,512,050
                                                                   ------------

FINANCIAL SERVICES - 1.1%
Countrywide Financial Corp. .....................        47,800       3,741,784
The Corporate Executive Board Company* ..........        35,100       1,647,945
                                                                   ------------
                                                                      5,389,729
                                                                   ------------

DATA PROCESSING SCHOOLS - 1.1%
NDCHealth Corp. .................................       252,100       5,281,495
                                                                   ------------

CONSTRUCTION - 1.1%
Hovnanian Enterprises, Inc.* ....................        78,400       5,046,608
                                                                   ------------

AIRLINES - 0.9%
Southwest Airlines Co. ..........................       247,800       4,386,060
                                                                   ------------

AEROSPACE & DEFENSE - 0.9%
Alliant Techsystems Inc.* .......................        70,700       3,397,135
Teledyne Technologies Inc.* .....................        67,000         974,850
                                                                   ------------
                                                                      4,371,985
                                                                   ------------

ENGINEERING SERVICES - 0.9%
EMCOR Group, Inc.* ..............................       100,600       4,280,530
                                                                   ------------

ENTERTAINMENT & LEISURE - 0.8%
Metro-Goldwyn-Mayer Inc.* .......................       266,100       4,081,974
                                                                   ------------

CHEMICALS - 0.8%
Agrium Inc. .....................................       307,300       3,859,688
                                                                   ------------

ELECTRICAL EQUIPMENT - 0.8%
Wilson Greatbatch Technologies, Inc.* ...........       102,200       3,684,310
                                                                   ------------

DATA PROCESSING SERVICES - 0.6%
Ceridian Corp.* .................................        72,700       1,353,674
SRA International, Inc. - Class A* ..............        40,000       1,497,200
                                                                   ------------
                                                                      2,850,874
                                                                   ------------

COSMETICS & TOILETRIES - 0.5%
Estee Lauder Companies - Class A ................        76,000       2,591,600
                                                                   ------------

EMERGING GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 92.6%(CONTINUED)                       SHARES          VALUE
--------------------------------------------------------------------------------

TOYS - 0.5%
Leapfrog Enterprises Inc.* ......................        44,200    $  1,679,600
Mattel, Inc. ....................................        38,700         733,752
                                                                   ------------
                                                                      2,413,352
                                                                   ------------

COTTON - 0.4%
Delta and Pine Land Co. .........................        90,200       2,075,502
                                                                   ------------

RESTAURANTS - 0.4%
P.F. Chang's China Bistro, Inc.* ................        39,400       1,786,790
                                                                   ------------

DEEP SEA PASSENGER TRANSPORTATION - 0.3%
Royal Caribbean Cruises Ltd. ....................        51,800       1,456,098
                                                                   ------------

RAILROAD EQUIPMENT - 0.0%
Wabtec Corp. ....................................         9,700         153,745
                                                                   ------------

TOTAL COMMON STOCKS (Cost $385,350,182) .........                  $445,044,932
                                                                   ------------

CASH EQUIVALENTS - 7.4%
Brown Brothers Security Lending Investment Fund .    35,552,758      35,552,758
                                                                   ------------

TOTAL INVESTMENT SECURITIES - 100%
  (Cost $420,902,940) ...........................                  $480,597,690

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% ....                      (114,028)
                                                                   ------------

NET ASSETS - 100.0% .............................                  $480,483,662
                                                                   ============

* Non-income producing security.
ADR - American Depository Receipt

See accompanying notes to financial statements.

ENHANCED 30 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 95.6%                                  SHARES          VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 20.2%
Cisco Systems, Inc.* ............................        18,300    $    357,582
Computer Sciences Corp.* ........................         8,000         300,560
Hewlett-Packard Co. .............................        13,700         265,232
Intel Corp. .....................................        13,800         379,638
International Business Machines Corp. (IBM) .....         3,800         335,654
Microsoft Corp. .................................        13,000         361,270
                                                                   ------------
                                                                      1,999,936
                                                                   ------------

INDUSTRIAL - 16.2%
3M Co. ..........................................         5,000         345,350
Boeing Co. ......................................         8,300         284,939
General Electric Co. ............................        10,600         315,986
Honeywell International, Inc. ...................        11,800         310,930
United Technologies Corp. .......................         4,400         340,032
                                                                   ------------
                                                                      1,597,237
                                                                   ------------

CONSUMER STAPLES - 15.3%
Altria Group, Inc. ..............................         7,400         324,120
Coca-Cola Co. ...................................         6,400         274,944
Kimberly-Clark Corp. ............................         5,700         292,524
Procter & Gamble Co. ............................         3,500         324,870
Wal-Mart Stores, Inc. ...........................         5,400         301,590
                                                                   ------------
                                                                      1,518,048
                                                                   ------------

CONSUMER DISCRETIONARY - 14.1%
Best Buy Co., Inc.* .............................         7,400         351,648
Home Depot, Inc. ................................        10,800         343,980
McDonald's Corp. ................................        15,800         371,932
The Walt Disney Co. .............................        16,300         328,771
                                                                   ------------
                                                                      1,396,331
                                                                   ------------

HEALTH - 11.3%
Cardinal Health, Inc. ...........................         4,600         268,594
Johnson & Johnson ...............................         6,000         297,120
Merck & Co., Inc. ...............................         4,900         248,038
WellPoint Health Networks, Inc.* ................         4,000         308,320
                                                                   ------------
                                                                      1,122,072
                                                                   ------------

FINANCIAL SERVICES - 10.0%
American Express Co. ............................         7,500         337,950
Bank of America Corp. ...........................         3,900         304,356
Citigroup, Inc. .................................         7,516         342,053
                                                                   ------------
                                                                        984,359
                                                                   ------------

ENERGY - 3.0%
Exxon Mobil Corp. ...............................         8,000         292,800
                                                                   ------------

TELECOMMUNICATION SERVICE - 2.8%
SBC Communications, Inc. ........................        12,600         280,350
                                                                   ------------

MATERIALS - 2.7%
Du Pont (E.I.) DE Nemours .......................         6,700         268,067
                                                                   ------------

ENHANCED 30 FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 95.6% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS (Cost $9,349,918) ...........                  $  9,459,200
                                                                   ------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4% ....                       433,231
                                                                   ------------

NET ASSETS - 100.0% .............................                  $  9,892,431
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 99.3%                                  SHARES          VALUE
--------------------------------------------------------------------------------

TECHNOLOGY - 32.2%
Analog Devices, Inc.* ...........................        90,000    $  3,421,800
Cephalon Inc.* ..................................        60,000       2,755,200
EMC Corp.* ......................................       366,500       4,628,895
Intel Corp. .....................................       145,000       3,988,950
Jabil Circuit, Inc.* ............................       150,000       3,907,500
Novellus Systems, Inc.* .........................        80,000       2,700,000
Oracle Corp.* ...................................       353,000       3,960,660
Seagate Technology ..............................       150,000       4,080,000
Sun Microsystems, Inc.* .........................       650,000       2,151,500
Symantec Corp.* .................................        74,000       4,663,481
Texas Instruments, Inc. .........................       153,000       3,488,400
VERITAS Software Corp.* .........................       138,000       4,333,200
                                                                   ------------
                                                                     44,079,586
                                                                   ------------

HEALTH - 26.6%
Affymetrix, Inc.* ...............................       150,000       3,148,500
Alcon Inc. ......................................        33,000       1,852,950
Amgen, Inc.* ....................................        68,700       4,435,959
Fisher Scientific International Inc.* ...........        91,000       3,611,790
Genentech, Inc.* ................................        67,100       5,377,394
Genzyme Corp.* ..................................        85,000       3,931,250
IDEC Pharmaceuticals Corp.* .....................       100,000       3,315,000
Invitrogen Corp.* ...............................        80,765       4,683,562
MedImmune, Inc.* ................................        87,000       2,871,870
Waters Corp.* ...................................       118,000       3,236,740
                                                                   ------------
                                                                     36,465,015
                                                                   ------------

TRANSPORTATION - 9.7%
Carnival Corp. ..................................        95,000       3,124,550
Expeditors International of Washington, Inc. ....       105,000       3,613,050
FedEx Corp. .....................................        50,000       3,221,500
Ryder Systems, Inc. .............................       115,000       3,371,800
                                                                   ------------
                                                                     13,330,900
                                                                   ------------

RETAIL - 8.0%
Home Depot, Inc. ................................       122,000       3,885,700
Target Corp. ....................................       100,000       3,763,000
The Gap, Inc. ...................................       195,000       3,338,400
                                                                   ------------
                                                                     10,987,100
                                                                   ------------

MEDIA - 7.3%
Comcast Corp. - Class A* ........................       105,000       3,101,700
Fox Entertainment Group, Inc. - Class A* ........       120,000       3,358,800
Walt Disney Company .............................       176,000       3,549,920
                                                                   ------------
                                                                     10,010,420
                                                                   ------------

FINANCIAL SERVICES - 4.9%
Goldman Sachs Group, Inc. .......................        32,000       2,684,800
Merrill Lynch & Co., Inc. .......................        74,000       3,961,220
                                                                   ------------
                                                                      6,646,020
                                                                   ------------

GROWTH OPPORTUNITIES FUND
(CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 99.3%                                SHARES/UNIT      VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 3.9%
Cisco Systems, Inc.* ............................       272,000    $  5,314,880
                                                                   ------------

RESTAURANTS - 2.6%
Wendy's International, Inc. .....................       112,000       3,617,600
                                                                   ------------

TELEVISION BROADCASTING STATIONS- 2.2%
Interactive Corp.* ..............................        90,000       2,974,500
                                                                   ------------

OIL & GAS - 1.9%
Enbridge Energy Management, LLC .................             1              44
Schlumberger Limited ............................        55,000       2,662,000
                                                                   ------------
                                                                      2,662,044
                                                                   ------------

TOTAL COMMON STOCKS (Cost $149,199,954) .........                  $136,088,065
                                                                   ------------

CASH EQUIVALENTS - 11.5%
Merrill Lynch Premier Money Market -
  Institutional .................................     1,188,528       1,188,528
Brown Brothers Security Lending Investment Fund .    14,541,900      14,541,900
                                                                   ------------
TOTAL CASH EQUIVALENTS ..........................                    15,730,428
                                                                   ------------

TOTAL INVESTMENT SECURITIES - 110.8%
(Cost $150,388,482) .............................                  $151,818,493

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8%) .                   (14,749,689)
                                                                   ------------

NET ASSETS- 100.0% ..............................                  $137,068,804
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.7%                                  SHARES          VALUE
--------------------------------------------------------------------------------

TECHNOLOGY - 28.3%
Affliated Computer Services, Inc. - Class A* ....        28,675    $  1,396,186
Cisco Systems, Inc.* ............................        92,900       1,815,266
Dell Computer Corp* .............................        29,900         998,361
First Data Corp. ................................        15,000         599,400
Intel Corp. .....................................        52,300       1,438,773
Microsoft Corp. .................................        71,000       1,973,089
QLogic Corp.* ...................................        16,950         796,820
STMicroelectronics N.V ..........................        25,400         610,870
SunGard Data Systems, Inc.* .....................        26,550         698,531
VERITAS Software Corp.* .........................        23,000         722,200
                                                                   ------------
                                                                     11,049,496
                                                                   ------------

HEALTH - 24.5%
Amgen* ..........................................        16,900       1,091,233
Boston Scientific Corp. .........................         5,800         370,040
Eli Lilly & Company .............................         8,850         525,690
Forest Laboratories, Inc.* ......................        13,325         685,571
Johnson & Johnson ...............................        31,025       1,536,358
MedImmune, Inc.* ................................        28,500         940,785
Medtronic, Inc. .................................        18,450         865,674
Merck & Co., Inc. ...............................        17,500         885,850
Pfizer, Inc. ....................................        72,700       2,208,626
Zimmer Holdings, Inc.* ..........................         7,650         421,515
                                                                   ------------
                                                                      9,531,342
                                                                   ------------

CONSUMER, CYCLICAL - 16.2%
Comcast Corp. - Class A Special* ................        53,375       1,576,698
Home Depot, Inc. ................................        19,925         634,611
Kohl's Corp.* ...................................        14,700         786,450
Lowe's Companies, Inc. ..........................         4,800         249,120
Staples, Inc.* ..................................        38,500         914,375
Viacom, Inc. - Class A ..........................        12,500         480,000
Wal-Mart Stores, Inc. ...........................        29,825       1,665,726
                                                                   ------------
                                                                      6,306,980
                                                                   ------------

FINANCIAL SERVICES - 10.5%
American International Group, Inc. ..............        13,950         804,915
Bank of New York Co., Inc. ......................        28,800         838,368
Fifth Third Bancorp .............................        15,300         845,631
Freddie Mac .....................................        16,950         887,333
Goldman Sachs Group, Inc. .......................         8,750         734,125
                                                                   ------------
                                                                      4,110,372
                                                                   ------------

CAPITAL GOODS - 10.1%
3M Co. ..........................................         5,000         345,350
General Electric Co. ............................        88,340       2,633,415
Ingersoll-Rand Co. - Class A ....................        17,850         953,904
                                                                   ------------
                                                                      3,932,669
                                                                   ------------

LARGE CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.7% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------

CONSUMER, NON-CYCLICAL - 6.2%
Anheuser-Busch Companies, Inc. ..................         7,500    $    370,050
Colgate-Palmolive Co. ...........................         6,875         384,244
PepsiCo, Inc. ...................................         8,850         405,596
Procter & Gamble Co. ............................         8,750         812,174
Whole Foods Market, Inc.* .......................         7,750         427,645
                                                                   ------------
                                                                      2,399,709
                                                                   ------------

OIL & GAS - 1.9%
Noble Drilling Corp.* ...........................        10,900         370,491
Weatherford International Ltd.* .................        10,050         379,689
                                                                   ------------
                                                                        750,180
                                                                   ------------

TOTAL COMMON STOCKS (Cost $38,279,009) ..........                  $ 38,080,748
                                                                   ------------

MONEY MARKETS - 2.3%
Merrill Lynch Premier Money Market -
  Institutional .................................       903,604         903,604
                                                                   ------------

TOTAL INVESTMENT SECURITIES - 100.0%
  (Cost $39,182,613) ............................                  $ 38,984,352

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% ....                        (3,709)
                                                                   ------------

NET ASSETS - 100.0% .............................                  $ 38,980,643
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.3%                                  SHARES          VALUE
--------------------------------------------------------------------------------

TECHNOLOGY - 19.3%
Ask Jeeves, Inc* ................................        14,400    $    250,560
CIBER, Inc.* ....................................        48,450         368,220
CNET Networks, Inc.* ............................        90,900         643,572
Entrust, Inc.* ..................................        89,450         439,200
Epicor Software Corp.* ..........................        28,000         250,320
Evolving Systems, Inc.* .........................        20,000         235,000
F5 Networks, Inc.* ..............................        14,000         269,360
GlobespanVirata, Inc.* ..........................       122,200         882,283
Magma Design Automation, Inc.* ..................        12,900         253,098
Maxtor Corp.* ...................................        94,800       1,153,715
Network Equipment Technologies, Inc.* ...........        50,150         458,873
OmniVision Technologies, Inc.* ..................         7,200         304,128
Perceptron, Inc.* ...............................        32,300         174,420
SafeNet, Inc.* ..................................         7,100         256,523
SkillSoft PLC* ..................................        78,409         584,147
SS & C Technologies, Inc. .......................        15,000         299,850
Stratasys, Inc.* ................................         9,000         383,580
Taser International, Inc.* ......................        14,800         388,944
TranSwitch Corp.* ...............................       142,250         352,780
Verint Systems Inc.* ............................         7,000         149,800
Zygo Corp.* .....................................        17,900         293,560
                                                                   ------------
                                                                      8,391,933
                                                                   ------------

INDUSTRIAL PRODUCTS & SERVICES - 13.8%
BorgWarner, Inc. ................................         9,050         614,043
Crown Holdings, Inc.* ...........................        88,650         598,388
FindWhat.com* ...................................        13,000         224,640
Fuel-Tech N.V.* .................................        31,676         169,467
Gevity HR, Inc. .................................        13,000         190,840
Harris Interactive Inc.* ........................        46,200         325,248
Impact Energy Inc.* .............................       330,350         313,348
Laidlaw International Inc.* .....................        55,250         544,213
Matrix Service Company* .........................        10,200         181,152
Rofin-Sinar Technologies, Inc.* .................        12,000         251,880
SupportSoft, Inc.* ..............................        88,250         987,517
ValueClick, Inc.* ...............................        87,150         732,931
Veeco Instruments Inc.* .........................        33,050         659,677
World Fuel Services Corp. .......................         8,000         224,560
                                                                   ------------
                                                                      6,017,904
                                                                   ------------

COMMUNICATIONS - 11.8%
Comtech Telecommunications Corp* ................        12,000         286,920
Crown Castle International Corp.* ...............        68,853         647,907
Foundry Networks, Inc.* .........................        50,900       1,094,859
j2 Global Communications, Inc.* .................        10,000         378,300
McDATA Corp.* ...................................        73,100         875,007
NII Holdings, Inc. - Class B* ...................        19,450       1,160,970
Sierra Wireless* ................................        37,100         481,187
Standard Microsystems Corporation* ..............         8,000         215,840
                                                                   ------------
                                                                      5,140,990
                                                                   ------------

SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.3% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------

AIRLINES - 7.3%
Airtran Holdings, Inc.* .........................        96,750    $  1,620,562
America West Holdings Corp. - Class B* ..........        70,500         685,965
AMR Corp.* ......................................        75,215         861,212
                                                                   ------------
                                                                      3,167,739
                                                                   ------------

OIL & GAS - 7.0%
Brigham Exploration Company* ....................        30,500         207,400
Hydril Company* .................................        29,350         594,631
KCS Energy, Inc.* ...............................        47,900         325,720
Varco International, Inc.* ......................        48,553         821,031
Westport Resources Corp.* .......................        46,200       1,087,548
                                                                   ------------
                                                                      3,036,330
                                                                   ------------

FINANCIAL SERVICES - 5.5%
Friedman, Billings, Ramsey Group, Inc. ..........        66,300       1,143,675
Raymond James Financial, Inc. ...................        35,050       1,274,068
                                                                   ------------
                                                                      2,417,743
                                                                   ------------

MEDICAL SUPPLIES - 5.4%
Advanced Neuromodulation Systems, Inc.* .........         6,000         239,400
Candela Corp.* ..................................        14,000         178,640
Exactech, Inc.* .................................        14,000         228,900
Fisher Scientific International Inc.* ...........         9,500         377,055
Interpore International Inc.* ...................        16,600         254,976
Kensey Nash Corp.* ..............................         8,000         187,840
Synovis Life Technologies, Inc.* ................        10,300         251,835
The Cooper Companies, Inc. ......................        15,350         625,513
                                                                   ------------
                                                                      2,344,159
                                                                   ------------

PHARMACEUTICALS - 5.0%
Bradley Pharmaceuticals, Inc.* ..................        11,000         299,750
Columbia Laboratories, Inc.* ....................        42,250         510,380
Flamel Technologies S.A. - SP ADR* ..............        19,850         669,144
Maxim Pharmaceuticals, Inc.* ....................        67,900         432,523
The Medicines Company* ..........................        10,286         267,436
                                                                   ------------
                                                                      2,179,233
                                                                   ------------

HEALTHCARE - 4.1%
American Healthways, Inc.* ......................         6,500         272,935
Centene Corp.* ..................................         9,000         273,510
eResearch Technology, Inc.* .....................        13,500         470,205
Horizon Health Corp.* ...........................        11,200         220,080
VistaCare, Inc. - Class A* ......................         9,000         281,700
Vital Images, Inc.* .............................        14,000         262,066
                                                                   ------------
                                                                      1,780,496
                                                                   ------------

CONSUMER NON-DURABLES - 4.1%
Central European Distribution Corp.* ............         7,950         217,433
Peet's Coffee & Tea Inc.* .......................        10,000         195,500
Sylvan Learning Systems, Inc.* ..................        39,350       1,073,468
USANA Health Sciences, Inc.* ....................         5,700         275,025
                                                                   ------------
                                                                      1,761,426
                                                                   ------------

PRODUCER MANUFACTURING - 3.2%
Gundle/SLT Environmental, Inc.* .................        10,500         161,175
Nam Tai Electronics, Inc.* ......................        15,900         431,367

SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.3% (CONTINUED)                    SHARES/UNIT       VALUE
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING - 3.2% (CONTINUED)
Stake Technology Ltd.* ..........................        32,300    $    299,098
Ultralife Batteries, Inc.* ......................        19,700         282,695
White Elecronic Designs Corp.* ..................        20,000         215,000
                                                                   ------------
                                                                      1,389,335
                                                                   ------------

MEDIA - 2.9%
Avocent Corp.* ..................................        40,900       1,238,861
                                                                   ------------

BIOTECHNOLOGY - 2.8%
Gen-Probe Inc.* .................................        22,700       1,229,659
                                                                   ------------

CONSUMER DURABLES - 1.9%
Concord Camera Corp.* ...........................        20,300         216,195
Keystone Automotive Industries, Inc.* ...........        14,000         303,800
Select Comfort Corp.* ...........................        12,000         318,000
                                                                   ------------
                                                                        837,995
                                                                   ------------

RETAIL - 0.9%
The Bombay Company, Inc.* .......................        10,600         104,410
The Finish Line, Inc.* ..........................        10,400         273,520
                                                                   ------------
                                                                        377,930
                                                                   ------------

ELECTRONIC TECHNOLOGY - 0.9%
Metrologic Instruments, Inc.* ...................        10,500         377,895
                                                                   ------------

BASIC MATERIALS - 0.7%
Ceradyne, Inc.* .................................        11,000         284,570
                                                                   ------------

AEROPSACE/DEFENSE - 0.6%
KVH Industries, Inc.* ...........................         9,700         244,537
                                                                   ------------

CONSUMER SERVICES - 0.1%
Concorde Career Colleges, Inc.* .................         2,700          63,045
                                                                   ------------

TOTAL COMMON STOCKS (Cost $33,081,283) ..........                  $ 42,281,780
                                                                   ------------

CASH EQUIVALENTS -16.3%
Brown Brothers Security Lending Investment Fund .     7,074,596       7,074,596
                                                                   ------------

TOTAL INVESTMENT SECURITIES - 113.6%
  (Cost $40,155,879) ............................                  $ 49,356,376

LIABILITIES IN EXCESS OF OTHER ASSETS - 13.6% ...                    (5,914,480)
                                                                   ------------

NET ASSETS - 100.0% .............................                  $ 43,441,896
                                                                   ============

* Non-income producing security.
ADR - American Depository Receipt

See accompanying notes to financial statements.

VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 95.4%                                  SHARES          VALUE
--------------------------------------------------------------------------------

BANKING - 9.6%
Bank of America .................................        20,465    $  1,597,088
Bank One Corp. ..................................        29,820       1,152,543
Citigroup .......................................        33,677       1,532,640
JP Morgan Chase .................................        36,670       1,258,881
                                                                   ------------
                                                                      5,541,152
                                                                   ------------

OIL & GAS - 8.6%
Baker Hughes, Inc. ..............................        17,935         530,697
ChevronTexaco ...................................        14,320       1,023,164
ConocoPhillips ..................................        26,188       1,433,792
Exxon Mobil .....................................        33,738       1,234,811
Noble Corp.* ....................................        21,895         744,211
                                                                   ------------
                                                                      4,966,675
                                                                   ------------

PHARMACEUTICALS - 8.4%
Bristol-Myers Squibb ............................        31,955         819,965
Merck ...........................................        24,575       1,243,987
Pfizer ..........................................        47,730       1,450,036
WellPoint Health Networks* ......................        17,525       1,350,827
                                                                   ------------
                                                                      4,864,815
                                                                   ------------

BEVERAGES, FOOD & TOBACCO - 7.2%
Anheuser Busch ..................................        27,540       1,358,824
Darden Restaurants ..............................        48,530         922,070
McDonald's ......................................        79,600       1,873,784
                                                                   ------------
                                                                      4,154,678
                                                                   ------------

COMPUTERS & INFORMATION - 6.2%
Hewlett-Packard .................................        91,785       1,776,958
International Business Machines .................         7,530         665,125
Lexmark International Group, Class A* ...........        18,145       1,143,316
                                                                   ------------
                                                                      3,585,399
                                                                   ------------

RETAILERS - 5.9%
CVS .............................................        45,595       1,416,181
Federated Department Stores .....................         8,160         341,904
Home Depot ......................................        50,870       1,620,209
                                                                   ------------
                                                                      3,378,294
                                                                   ------------

INDUSTRIAL - DIVERSIFIED - 5.9%
General Electric ................................        31,145         928,432
Ingersoll-Rand ..................................        25,900       1,384,097
Tyco International ..............................        52,110       1,064,607
                                                                   ------------
                                                                      3,377,136
                                                                   ------------

INSURANCE  - 5.6%
Chubb ...........................................        18,635       1,209,039
Lincoln National ................................        32,415       1,146,843
Radian Group, Inc. ..............................        19,395         861,138
                                                                   ------------
                                                                      3,217,020
                                                                   ------------

ELECTRONICS - 4.8%
Analog Devices* .................................        16,955         644,629
Flextronics International* ......................        59,785         847,751

VALUE PLUS FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 95.4% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------

ELECTRONICS - 4.8% (CONTINUED)
Intel ...........................................        34,420    $    946,895
STMicroelectronics N.V ..........................        13,260         318,903
                                                                   ------------
                                                                      2,758,178
                                                                   ------------

FINANCIAL SERVICES - 4.4%
Fannie Mae ......................................        14,920       1,047,384
Freddie Mac .....................................        13,195         690,758
Lehman Brothers Holdings ........................        11,600         801,328
                                                                   ------------
                                                                      2,539,470
                                                                   ------------

TELEPHONE SYSTEMS - 4.3%
Alltell .........................................        21,400         991,676
SBC Communications ..............................        38,280         851,730
Verizon Communications ..........................        18,855         611,656
                                                                   ------------
                                                                      2,455,062
                                                                   ------------

ELECTRIC UTILITIES - 4.1%
Cinergy .........................................        21,830         801,161
Dominion Resources ..............................        25,020       1,548,738
                                                                   ------------
                                                                      2,349,899
                                                                   ------------

FOREST PRODUCTS AND PAPER - 2.6%
Kimberly-Clark ..................................        28,835       1,479,812
                                                                   ------------

TRANSPORTATION - 2.5%
Union Pacific Corp.* ............................        25,150       1,462,976
                                                                   ------------

BUILDING PRODUCTS - 2.5%
Masco ...........................................        58,100       1,422,288
                                                                   ------------

HEAVY MACHINERY - 2.0%
Caterpiller .....................................        16,860       1,160,642
                                                                   ------------

MEDIA - BROADCASTING & PUBLISHING - 1.9%
AOL Time Warner* ................................        73,980       1,117,838
                                                                   ------------

AUTOMOTIVE - 1.9%
Magna International, Class A ....................        15,470       1,116,161
                                                                   ------------

HEALTH CARE - 1.7%
HCA Inc. ........................................        25,800         950,988
                                                                   ------------

HOUSEHOLD PRODUCTS- 1.6%
International Paper Company .....................        23,480         916,190
                                                                   ------------

CHEMICALS - 1.5%
Du Pont (E.I.) DE Nemours .......................        21,490         859,815
                                                                   ------------

METALS - 1.3%
Alcoa ...........................................        28,125         735,750
                                                                   ------------

VALUE PLUS FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 95.4% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------

MEDICAL SUPPLIES- 0.9%
Johnson & Johnson ...............................        10,765    $    533,083
                                                                   ------------

TOTAL COMMON STOCKS - 95.4%(Cost $54,609,430) ...                  $ 54,943,321

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6% ....                     2,622,792
                                                                   ------------

NET ASSETS - 100.0% .............................                  $ 57,566,113
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to Semiannual Reports for the period ended September 30, 2003.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  EXHIBITS.

(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)       Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Strategic Trust
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By (Signature and Title)

/s/ Patrick T. Bannigan
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 Patrick T. Bannigan
 President

Date:  December 5, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Patrick T. Bannigan
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Patrick T. Bannigan
President

Date:  December 5, 2003

/s/ Terrie A. Wiedenheft
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Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 5, 2003

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